UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
September 30, 2017
MFS®  Global Equity Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 4.2%
Honeywell International, Inc.	10,788	$ 1,529,091
MTU Aero Engines Holding AG	2,867	457,279
United Technologies Corp.	5,301	615,340
		$ 2,601,710
Airlines – 0.8%
Aena S.A.	2,811	$ 507,485
Alcoholic Beverages – 6.2%
AmBev S.A.	54,168	$ 359,849
Carlsberg A.S., “B”	4,163	455,558
Diageo PLC	37,369	1,228,326
Heineken N.V.	5,998	592,998
Pernod Ricard S.A.	8,354	1,155,704
		$ 3,792,435
Apparel Manufacturers – 3.7%
Burberry Group PLC	16,288	$ 384,136
Compagnie Financiere Richemont S.A.	7,058	645,049
LVMH Moet Hennessy Louis Vuitton SE	4,457	1,229,751
		$ 2,258,936
Automotive – 1.1%
Delphi Automotive PLC	4,062	$ 399,701
Harley-Davidson, Inc.	5,489	264,625
		$ 664,326
Broadcasting – 4.1%
Omnicom Group, Inc.	4,585	$ 339,611
Walt Disney Co.	11,239	1,107,828
WPP PLC	57,693	1,070,724
		$ 2,518,163
Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	3,226	$ 349,673
Franklin Resources, Inc.	12,280	546,583
		$ 896,256
Business Services – 6.0%
Accenture PLC, “A”	10,499	$ 1,418,100
Adecco S.A.	5,824	453,482
Brenntag AG	4,698	261,609
Cognizant Technology Solutions Corp., “A”	6,134	444,961
Compass Group PLC	31,053	658,702
PayPal Holdings, Inc. (a)	6,532	418,244
		$ 3,655,098
Cable TV – 1.9%
British Sky Broadcasting Group PLC	26,507	$ 325,002
Comcast Corp., “A”	22,446	863,722
		$ 1,188,724
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.8%
3M Co.	4,910	$ 1,030,609
Monsanto Co.	5,522	661,646
		$ 1,692,255
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	5,141	$ 586,177
Oracle Corp.	19,805	957,572
		$ 1,543,749
Consumer Products – 6.4%
Colgate-Palmolive Co.	9,524	$ 693,823
Coty, Inc., “A”	51,896	857,841
Essity AB (a)	41,391	1,126,134
Reckitt Benckiser Group PLC	13,351	1,218,868
		$ 3,896,666
Electrical Equipment – 3.1%
Amphenol Corp., “A”	4,627	$ 391,629
Legrand S.A.	7,257	523,886
Schneider Electric S.A.	9,147	796,002
W.W. Grainger, Inc.	1,174	211,027
		$ 1,922,544
Electronics – 2.0%
Hoya Corp.	6,800	$ 367,119
Microchip Technology, Inc.	3,180	285,500
Samsung Electronics Co. Ltd.	262	586,518
		$ 1,239,137
Entertainment – 1.7%
Time Warner, Inc.	10,036	$ 1,028,188
Food & Beverages – 5.2%
Danone S.A.	14,233	$ 1,116,475
Kellogg Co.	9,094	567,193
Nestle S.A.	18,258	1,529,121
		$ 3,212,789
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	2,257	$ 248,857
Sands China Ltd.	24,000	124,891
Wynn Resorts Ltd.	1,018	151,601
		$ 525,349
Insurance – 0.3%
Swiss Re Ltd.	2,096	$ 189,827
Internet – 0.9%
eBay, Inc. (a)	14,279	$ 549,170
Machinery & Tools – 0.7%
Kubota Corp.	25,200	$ 458,090
Major Banks – 6.5%
Bank of New York Mellon Corp.	19,452	$ 1,031,345
Erste Group Bank AG	6,363	274,834
Goldman Sachs Group, Inc.	2,643	626,893

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
State Street Corp.	12,472	$ 1,191,575
UBS AG	49,172	840,395
		$ 3,965,042
Medical Equipment – 12.7%
Abbott Laboratories	14,259	$ 760,860
Cooper Cos., Inc.	2,288	542,508
Dentsply Sirona, Inc.	3,692	220,818
Medtronic PLC	17,240	1,340,755
Sonova Holding AG	1,330	225,661
Stryker Corp.	8,358	1,187,003
Thermo Fisher Scientific, Inc.	9,553	1,807,428
Waters Corp. (a)	2,941	527,968
Zimmer Biomet Holdings, Inc.	9,953	1,165,397
		$ 7,778,398
Network & Telecom – 0.7%
Cisco Systems, Inc.	12,046	$ 405,107
Oil Services – 1.1%
National Oilwell Varco, Inc.	4,764	$ 170,218
NOW, Inc. (a)	2,831	39,096
Schlumberger Ltd.	6,882	480,088
		$ 689,402
Other Banks & Diversified Financials – 4.9%
American Express Co.	9,699	$ 877,371
Grupo Financiero Banorte S.A. de C.V.	32,749	225,844
Julius Baer Group Ltd.	6,312	373,499
Kasikornbank Co. Ltd.	22,500	144,378
Komercni Banka A.S.	146	6,376
Visa, Inc., “A”	13,374	1,407,480
		$ 3,034,948
Pharmaceuticals – 5.8%
Bayer AG	13,533	$ 1,844,184
Johnson & Johnson	1,902	247,279
Merck KGaA	4,278	475,887
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	3,933	$ 1,004,014
		$ 3,571,364
Railroad & Shipping – 3.2%
Canadian National Railway Co.	12,475	$ 1,033,553
Kansas City Southern Co.	6,360	691,205
Union Pacific Corp.	2,008	232,868
		$ 1,957,626
Restaurants – 0.6%
Whitbread PLC	6,748	$ 340,534
Specialty Chemicals – 4.1%
Akzo Nobel N.V.	9,959	$ 919,515
L'Air Liquide S.A.	2,575	343,447
Linde AG	4,036	841,693
Praxair, Inc.	3,123	436,408
		$ 2,541,063
Specialty Stores – 1.4%
AutoZone, Inc. (a)	507	$ 301,721
Hermes International	250	126,035
Sally Beauty Holdings, Inc. (a)	11,967	234,314
Urban Outfitters, Inc. (a)	8,934	213,522
		$ 875,592
Trucking – 1.7%
United Parcel Service, Inc., “B”	8,642	$ 1,037,818
Total Common Stocks		$60,537,791
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	772,306	$ 772,306
Other Assets, Less Liabilities – (0.0)%		(8,480)
Net Assets – 100.0%		$61,301,617

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $772,306 and $60,537,791, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$60,537,791	$—	$—	$60,537,791
Mutual Funds	772,306	—	—	772,306
Total	$61,310,097	$—	$—	$61,310,097
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $14,224,618 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	347,393	7,847,388	(7,422,475)	772,306
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$38	$8	$—	$3,568	$772,306
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
United States	54.7%
France	8.6%
Switzerland	8.6%
United Kingdom	8.5%
Germany	6.9%
Netherlands	2.5%
Sweden	1.8%
Canada	1.7%
Japan	1.3%
Other Countries	5.4%
4

QUARTERLY REPORT
September 30, 2017
MFS®  Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 0.6%
Honeywell International, Inc.	71,418	$ 10,122,787
Alcoholic Beverages – 1.9%
Constellation Brands, Inc., “A”	123,790	$ 24,689,915
Pernod Ricard S.A.	31,767	4,394,693
		$ 29,084,608
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	282,004	$ 14,621,907
Biotechnology – 3.6%
Biogen, Inc. (a)	31,615	$ 9,899,289
Biomarin Pharmaceutical, Inc. (a)	46,847	4,360,050
Celgene Corp. (a)	188,348	27,464,906
Regeneron Pharmaceuticals, Inc. (a)	31,544	14,103,953
		$ 55,828,198
Broadcasting – 1.7%
Netflix, Inc. (a)	147,805	$ 26,804,437
Brokerage & Asset Managers – 2.1%
Blackstone Group LP (a)	62,515	$ 2,086,126
Charles Schwab Corp.	301,864	13,203,531
Intercontinental Exchange, Inc.	262,059	18,003,453
		$ 33,293,110
Business Services – 6.6%
Cognizant Technology Solutions Corp., “A”	223,822	$ 16,236,048
Equifax, Inc.	58,426	6,192,572
Fidelity National Information Services, Inc.	179,586	16,771,537
Fiserv, Inc. (a)	202,493	26,113,497
FleetCor Technologies, Inc. (a)	54,012	8,359,437
Global Payments, Inc.	120,978	11,496,539
PayPal Holdings, Inc. (a)	125,197	8,016,364
Verisk Analytics, Inc., “A” (a)	130,413	10,849,057
		$ 104,035,051
Cable TV – 1.6%
Altice USA, Inc. (a)	38,313	$ 1,046,328
Comcast Corp., “A”	638,977	24,587,835
		$ 25,634,163
Chemicals – 0.7%
Monsanto Co.	90,299	$ 10,819,626
Computer Software – 10.6%
Adobe Systems, Inc. (a)	309,597	$ 46,185,681
Intuit, Inc.	137,769	19,582,486
Microsoft Corp.	954,951	71,134,300
PTC, Inc. (a)	40,330	2,269,772
Salesforce.com, Inc. (a)	299,338	27,964,156
		$ 167,136,395
Computer Software - Systems – 1.8%
Apple, Inc.	183,038	$ 28,209,817
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.7%
Sherwin-Williams Co.	66,809	$ 23,920,294
Vulcan Materials Co.	153,675	18,379,530
		$ 42,299,824
Consumer Products – 1.5%
Colgate-Palmolive Co.	195,410	$ 14,235,618
Estee Lauder Cos., Inc., “A”	92,282	9,951,691
		$ 24,187,309
Consumer Services – 1.4%
Priceline Group, Inc. (a)	11,584	$ 21,208,219
Electrical Equipment – 2.3%
AMETEK, Inc.	183,071	$ 12,090,009
Amphenol Corp., “A”	155,999	13,203,755
Fortive Corp.	147,476	10,439,826
		$ 35,733,590
Electronics – 3.7%
Analog Devices, Inc.	101,622	$ 8,756,768
Broadcom Corp.	97,355	23,612,482
NVIDIA Corp.	140,046	25,036,023
		$ 57,405,273
Energy - Independent – 0.5%
Concho Resources, Inc. (a)	19,841	$ 2,613,456
Pioneer Natural Resources Co.	37,857	5,585,422
		$ 8,198,878
Entertainment – 0.4%
Six Flags Entertainment Corp.	103,106	$ 6,283,280
Food & Beverages – 1.3%
Danone S.A.	76,702	$ 6,016,714
Mondelez International, Inc.	58,051	2,360,354
Monster Worldwide, Inc. (a)	207,253	11,450,728
		$ 19,827,796
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	128,460	$ 14,164,000
General Merchandise – 0.6%
Costco Wholesale Corp.	25,332	$ 4,161,794
Dollar Tree, Inc. (a)	54,963	4,771,888
		$ 8,933,682
Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	32,345	$ 6,334,768
Insurance – 1.4%
Aon PLC	149,480	$ 21,839,028
Internet – 12.3%
Alibaba Group Holding Ltd., ADR (a)	13,130	$ 2,267,682
Alphabet, Inc., “A” (a)	65,062	63,352,171
Alphabet, Inc., “C” (a)	43,494	41,715,531
Facebook, Inc., “A” (a)	504,898	86,271,921
		$ 193,607,305

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 3.6%
Activision Blizzard, Inc.	446,021	$ 28,772,815
Electronic Arts, Inc. (a)	235,113	27,757,441
		$ 56,530,256
Machinery & Tools – 1.7%
Roper Technologies, Inc.	77,483	$ 18,859,362
Xylem, Inc.	130,773	8,190,313
		$ 27,049,675
Major Banks – 1.0%
Goldman Sachs Group, Inc.	27,346	$ 6,486,198
Morgan Stanley	204,558	9,853,559
		$ 16,339,757
Medical Equipment – 8.2%
Abbott Laboratories	228,026	$ 12,167,467
C.R. Bard, Inc.	36,944	11,840,552
Cooper Cos., Inc.	7,926	1,879,334
Danaher Corp.	310,352	26,621,995
Edwards Lifesciences Corp. (a)	84,223	9,206,416
Medtronic PLC	259,373	20,171,438
Stryker Corp.	71,322	10,129,151
Thermo Fisher Scientific, Inc.	195,605	37,008,466
		$ 129,024,819
Other Banks & Diversified Financials – 6.9%
Mastercard, Inc., “A”	324,492	$ 45,818,270
Visa, Inc., “A”	593,178	62,426,053
		$ 108,244,323
Pharmaceuticals – 3.1%
Allergan PLC	37,365	$ 7,657,957
Bristol-Myers Squibb Co.	214,090	13,646,096
Eli Lilly & Co.	128,350	10,979,059
Zoetis, Inc.	247,180	15,760,197
		$ 48,043,309
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	83,525	$ 14,034,706
Union Pacific Corp.	136,386	15,816,684
		$ 29,851,390
Restaurants – 2.0%
Aramark	378,279	$ 15,361,910
Starbucks Corp.	305,643	16,416,086
		$ 31,777,996
Specialty Chemicals – 0.1%
Univar, Inc. (a)	77,662	$ 2,246,762
Specialty Stores – 4.5%
Amazon.com, Inc. (a)	67,645	$ 65,030,521
Lululemon Athletica, Inc. (a)	30,640	1,907,340
Ross Stores, Inc.	53,564	3,458,627
		$ 70,396,488
Telecommunications - Wireless – 2.4%
American Tower Corp., REIT	272,955	$ 37,307,489
Tobacco – 1.3%
Philip Morris International, Inc.	188,913	$ 20,971,232
Total Common Stocks		$1,543,396,547
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.11% (v)	28,773,183	$ 28,773,183
Other Assets, Less Liabilities – (0.0)%		(547,151)
Net Assets – 100.0%		$1,571,622,579

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $0 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,543,396,547	$—	$—	$1,543,396,547
Mutual Funds	28,773,183	—	—	28,773,183
Total	$1,572,169,730	$—	$—	$1,572,169,730
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $6,016,714 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,048,467	184,576,911	(156,852,195)	28,773,183
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(229)	$17	$—	$102,089	$28,773,183
4

QUARTERLY REPORT
September 30, 2017
MFS®  Investors
Trust Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 2.8%
Honeywell International, Inc.	71,604	$ 10,149,151
United Technologies Corp.	51,369	5,962,914
		$ 16,112,065
Alcoholic Beverages – 2.2%
Diageo PLC	143,348	$ 4,711,875
Pernod Ricard S.A.	57,753	7,989,633
		$ 12,701,508
Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton SE	30,472	$ 8,407,671
NIKE, Inc., “B”	97,217	5,040,701
		$ 13,448,372
Biotechnology – 1.2%
Biogen, Inc. (a)	21,353	$ 6,686,051
Broadcasting – 0.9%
Interpublic Group of Companies, Inc.	79,404	$ 1,650,809
Walt Disney Co.	35,225	3,472,128
		$ 5,122,937
Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	7,732	$ 3,456,900
Blackstone Group LP	147,436	4,919,939
NASDAQ, Inc.	93,402	7,245,193
		$ 15,622,032
Business Services – 8.5%
Accenture PLC, “A”	86,503	$ 11,683,960
Amdocs Ltd.	56,241	3,617,421
Cognizant Technology Solutions Corp., “A”	197,941	14,358,640
DXC Technology Co.	79,666	6,841,716
Fidelity National Information Services, Inc.	126,319	11,796,932
		$ 48,298,669
Cable TV – 2.3%
Comcast Corp., “A”	336,754	$ 12,958,294
Chemicals – 2.3%
Monsanto Co.	62,301	$ 7,464,906
PPG Industries, Inc.	52,373	5,690,850
		$ 13,155,756
Computer Software – 1.0%
Adobe Systems, Inc. (a)	32,003	$ 4,774,208
Micro Focus International PLC, ADR (a)	27,389	873,709
		$ 5,647,917
Computer Software - Systems – 1.6%
Apple, Inc.	40,972	$ 6,314,605
Hewlett Packard Enterprise	199,448	2,933,880
		$ 9,248,485
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
Sherwin-Williams Co.	20,550	$ 7,357,722
Consumer Products – 4.7%
Colgate-Palmolive Co.	95,718	$ 6,973,056
Coty, Inc., “A”	233,918	3,866,665
Estee Lauder Cos., Inc., “A”	32,749	3,531,652
Kimberly-Clark Corp.	23,436	2,757,949
Newell Brands, Inc.	228,194	9,737,038
		$ 26,866,360
Containers – 1.7%
Crown Holdings, Inc. (a)	160,300	$ 9,573,116
Electrical Equipment – 0.8%
AMETEK, Inc.	72,915	$ 4,815,307
Electronics – 3.7%
Broadcom Corp.	57,356	$ 13,911,124
Texas Instruments, Inc.	81,467	7,302,702
		$ 21,213,826
Energy - Independent – 1.7%
EOG Resources, Inc.	101,686	$ 9,837,104
Engineering - Construction – 0.5%
Fluor Corp.	64,830	$ 2,729,343
Entertainment – 1.6%
Time Warner, Inc.	42,696	$ 4,374,205
Twenty-First Century Fox, Inc.	183,246	4,834,030
		$ 9,208,235
Food & Beverages – 3.0%
Danone S.A.	100,462	$ 7,880,513
Mondelez International, Inc.	220,275	8,956,382
		$ 16,836,895
General Merchandise – 0.8%
Costco Wholesale Corp.	28,652	$ 4,707,237
Insurance – 1.2%
Chubb Ltd.	47,999	$ 6,842,257
Internet – 6.7%
Alphabet, Inc., “A” (a)	17,006	$ 16,559,082
Alphabet, Inc., “C” (a)	13,654	13,095,688
Facebook, Inc., “A” (a)	49,876	8,522,312
		$ 38,177,082
Major Banks – 10.1%
Bank of America Corp.	685,779	$ 17,377,640
Goldman Sachs Group, Inc.	49,604	11,765,572
JPMorgan Chase & Co.	215,447	20,577,343
Morgan Stanley	156,905	7,558,114
		$ 57,278,669
Medical & Health Technology & Services – 1.1%
McKesson Corp.	40,846	$ 6,274,354

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.6%
Abbott Laboratories	107,481	$ 5,735,186
Danaher Corp.	139,354	11,953,786
Medtronic PLC	142,046	11,046,918
Stryker Corp.	22,956	3,260,211
Thermo Fisher Scientific, Inc.	89,811	16,992,241
		$ 48,988,342
Natural Gas - Pipeline – 1.1%
Enterprise Products Partners LP	244,198	$ 6,366,242
Oil Services – 2.0%
Schlumberger Ltd.	164,171	$ 11,452,569
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	83,136	$ 11,738,803
U.S. Bancorp	125,049	6,701,376
Visa, Inc., “A”	170,874	17,982,780
		$ 36,422,959
Pharmaceuticals – 4.7%
Allergan PLC	16,021	$ 3,283,504
Eli Lilly & Co.	98,769	8,448,700
Johnson & Johnson	60,000	7,800,600
Zoetis, Inc.	109,229	6,964,441
		$ 26,497,245
Railroad & Shipping – 2.0%
Canadian National Railway Co.	133,935	$ 11,096,515
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.0%
Aramark	94,156	$ 3,823,675
Starbucks Corp.	142,084	7,631,332
		$ 11,455,007
Specialty Stores – 2.1%
AutoZone, Inc. (a)	3,653	$ 2,173,937
Ross Stores, Inc.	84,256	5,440,410
Tractor Supply Co.	64,242	4,065,876
		$ 11,680,223
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	106,975	$ 14,621,343
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	44,211	$ 3,105,381
Total Common Stocks		$562,405,419
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	5,585,897	$ 5,585,897
Other Assets, Less Liabilities – 0.2%		1,211,731
Net Assets – 100.0%		$569,203,047

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,585,897 and $562,405,419, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$562,405,419	$—	$—	$562,405,419
Mutual Funds	5,585,897	—	—	5,585,897
Total	$567,991,316	$—	$—	$567,991,316
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $21,000,060 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,003,442	40,912,174	(39,329,719)	5,585,897
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(825)	$438	$—	$49,059	$5,585,897
4

QUARTERLY REPORT
September 30, 2017
MFS®  Mid Cap
Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 2.0%
Harris Corp.	31,722	$ 4,177,153
Leidos Holdings, Inc.	48,011	2,843,211
TransDigm Group, Inc.	3,194	816,546
		$ 7,836,910
Alcoholic Beverages – 1.8%
Constellation Brands, Inc., “A”	35,046	$ 6,989,925
Automotive – 2.7%
CoPart, Inc. (a)	85,051	$ 2,923,203
LKQ Corp. (a)	28,341	1,019,992
WABCO Holdings, Inc. (a)	44,706	6,616,488
		$ 10,559,683
Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (a)	16,269	$ 2,282,378
Biomarin Pharmaceutical, Inc. (a)	41,872	3,897,027
Regeneron Pharmaceuticals, Inc. (a)	9,179	4,104,115
		$ 10,283,520
Broadcasting – 1.6%
Netflix, Inc. (a)	34,627	$ 6,279,606
Brokerage & Asset Managers – 3.3%
Blackstone Group LP (a)	88,112	$ 2,940,297
Intercontinental Exchange, Inc.	56,770	3,900,099
NASDAQ, Inc.	79,187	6,142,536
		$ 12,982,932
Business Services – 7.9%
CoStar Group, Inc. (a)	4,644	$ 1,245,753
Equifax, Inc.	25,232	2,674,340
Fidelity National Information Services, Inc.	53,679	5,013,082
Fiserv, Inc. (a)	51,071	6,586,116
FleetCor Technologies, Inc. (a)	21,835	3,379,403
Global Payments, Inc.	67,283	6,393,903
Tyler Technologies, Inc. (a)	7,627	1,329,539
Verisk Analytics, Inc., “A” (a)	55,049	4,579,526
		$ 31,201,662
Cable TV – 1.2%
Altice USA, Inc. (a)	24,030	$ 656,259
Charter Communications, Inc., “A” (a)	11,470	4,168,428
		$ 4,824,687
Chemicals – 0.3%
Ingevity Corp. (a)	19,003	$ 1,187,117
Computer Software – 4.1%
Autodesk, Inc. (a)	60,265	$ 6,765,349
Cadence Design Systems, Inc. (a)	163,952	6,471,186
PTC, Inc. (a)	55,701	3,134,852
		$ 16,371,387
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.7%
Guidewire Software, Inc. (a)	23,572	$ 1,835,316
NICE Systems Ltd., ADR	21,627	1,758,491
Presidio, Inc. (a)	64,845	917,557
ServiceNow, Inc. (a)	30,029	3,529,308
SS&C Technologies Holdings, Inc.	143,708	5,769,876
Vantiv, Inc., “A” (a)	68,003	4,792,172
		$ 18,602,720
Construction – 5.2%
Armstrong World Industries, Inc. (a)	23,402	$ 1,199,353
Lennox International, Inc.	24,647	4,411,074
Pool Corp.	38,101	4,121,385
Siteone Landscape Supply, Inc. (a)	83,993	4,879,993
Vulcan Materials Co.	50,015	5,981,794
		$ 20,593,599
Consumer Products – 1.7%
Newell Brands, Inc.	111,782	$ 4,769,738
Scotts Miracle-Gro Co.	22,272	2,167,956
		$ 6,937,694
Consumer Services – 3.6%
Bright Horizons Family Solutions, Inc. (a)	133,446	$ 11,504,380
Priceline Group, Inc. (a)	1,533	2,806,647
		$ 14,311,027
Containers – 1.3%
CCL Industries, Inc.	69,380	$ 3,357,375
Crown Holdings, Inc. (a)	30,701	1,833,464
		$ 5,190,839
Electrical Equipment – 6.3%
AMETEK, Inc.	113,705	$ 7,509,078
Amphenol Corp., “A”	117,125	9,913,460
Littlefuse, Inc.	10,407	2,038,523
Mettler-Toledo International, Inc. (a)	9,161	5,736,252
		$ 25,197,313
Electronics – 5.2%
Inphi Corp. (a)	34,924	$ 1,386,133
Mercury Systems, Inc. (a)	2,203	114,292
Monolithic Power Systems, Inc.	45,918	4,892,563
NVIDIA Corp.	55,261	9,879,009
Silicon Laboratories, Inc. (a)	55,899	4,466,330
		$ 20,738,327
Energy - Independent – 0.7%
Energen Corp. (a)	32,850	$ 1,796,238
Parsley Energy, Inc., “A” (a)	40,211	1,059,158
		$ 2,855,396
Entertainment – 1.2%
Six Flags Entertainment Corp.	78,139	$ 4,761,791

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.3%
Blue Buffalo Pet Products, Inc. (a)	69,708	$ 1,976,222
Chr. Hansen Holding A.S.	39,526	3,389,960
Monster Worldwide, Inc. (a)	69,375	3,832,969
		$ 9,199,151
Gaming & Lodging – 2.8%
MGM Mirage	144,767	$ 4,717,956
Paddy Power Betfair PLC	16,393	1,627,726
Vail Resorts, Inc.	20,884	4,764,058
		$ 11,109,740
General Merchandise – 1.5%
Dollar Tree, Inc. (a)	35,971	$ 3,123,002
Five Below, Inc. (a)	50,000	2,744,000
		$ 5,867,002
Insurance – 1.7%
Aon PLC	47,275	$ 6,906,878
Internet – 1.4%
LogMeIn, Inc.	38,293	$ 4,214,145
Wix.com Ltd. (a)	16,538	1,188,255
		$ 5,402,400
Leisure & Toys – 3.6%
Electronic Arts, Inc. (a)	69,340	$ 8,186,281
Take-Two Interactive Software, Inc. (a)	61,718	6,309,431
		$ 14,495,712
Machinery & Tools – 5.0%
Colfax Corp. (a)	64,254	$ 2,675,537
Flowserve Corp.	50,695	2,159,100
Roper Technologies, Inc.	42,932	10,449,649
SPX FLOW, Inc. (a)	28,611	1,103,240
Xylem, Inc.	57,123	3,577,613
		$ 19,965,139
Medical & Health Technology & Services – 2.9%
Healthcare Services Group, Inc.	73,840	$ 3,985,145
Henry Schein, Inc. (a)	79,750	6,538,702
ICON PLC (a)	8,751	996,564
		$ 11,520,411
Medical Equipment – 8.8%
Align Technology, Inc. (a)	5,354	$ 997,290
C.R. Bard, Inc.	24,950	7,996,475
Cooper Cos., Inc.	20,446	4,847,951
DexCom, Inc. (a)	25,433	1,244,310
Edwards Lifesciences Corp. (a)	25,197	2,754,284
Integra LifeSciences Holdings Corp. (a)	22,082	1,114,699
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
PerkinElmer, Inc.	122,976	$ 8,481,655
QIAGEN N.V.	37,838	1,191,897
Steris PLC	44,232	3,910,109
VWR Corp. (a)	71,858	2,379,218
		$ 34,917,888
Other Banks & Diversified Financials – 2.6%
First Republic Bank	41,238	$ 4,307,722
Mastercard, Inc., “A”	42,367	5,982,220
		$ 10,289,942
Pollution Control – 0.7%
Clean Harbors, Inc. (a)	47,816	$ 2,711,167
Railroad & Shipping – 1.1%
Kansas City Southern Co.	41,021	$ 4,458,162
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	38,111	$ 3,045,831
Restaurants – 2.1%
Aramark	107,287	$ 4,356,925
Domino's Pizza, Inc.	8,790	1,745,255
Dunkin Brands Group, Inc.	44,481	2,361,051
		$ 8,463,231
Specialty Chemicals – 1.5%
Axalta Coating Systems Ltd. (a)	100,729	$ 2,913,083
Univar, Inc. (a)	100,128	2,896,703
		$ 5,809,786
Specialty Stores – 1.7%
Lululemon Athletica, Inc. (a)	23,542	$ 1,465,489
O'Reilly Automotive, Inc. (a)	6,105	1,314,834
Ross Stores, Inc.	37,124	2,397,097
Tractor Supply Co.	22,772	1,441,240
		$ 6,618,660
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT (a)	55,605	$ 8,009,900
Total Common Stocks		$396,497,135
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,168,731	$ 1,168,731
Other Assets, Less Liabilities – (0.2)%		(628,177)
Net Assets – 100.0%		$397,037,689

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,168,731 and $396,497,135, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$396,497,135	$—	$—	$396,497,135
Mutual Funds	1,168,731	—	—	1,168,731
Total	$397,665,866	$—	$—	$397,665,866
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,584,523	59,595,968	(61,011,760)	1,168,731
4

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(47)	$113	$—	$27,800	$1,168,731
5

QUARTERLY REPORT
September 30, 2017
MFS®  New Discovery Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 1.5%
HEICO Corp.	52,581	$ 4,722,300
Leidos Holdings, Inc.	103,552	6,132,349
		$ 10,854,649
Automotive – 2.3%
Kar Auction Services, Inc.	208,676	$ 9,962,192
WABCO Holdings, Inc. (a)	46,740	6,917,520
		$ 16,879,712
Biotechnology – 3.8%
ACADIA Pharmaceuticals, Inc. (a)	68,523	$ 2,581,261
Alder Biopharmaceuticals, Inc. (a)	112,854	1,382,462
Amicus Therapeutics, Inc. (a)	255,526	3,853,332
Bio-Techne Corp.	32,822	3,967,852
Exact Sciences Corp. (a)	63,270	2,981,282
MiMedx Group, Inc. (a)(l)	228,907	2,719,415
Neurocrine Biosciences, Inc. (a)	40,857	2,503,717
Spark Therapeutics, Inc. (a)	43,611	3,888,357
Tesaro, Inc. (a)	18,080	2,334,128
VTV Therapeutics, Inc. (a)	167,515	1,001,740
		$ 27,213,546
Brokerage & Asset Managers – 1.6%
Hamilton Lane, Inc.,“A”	219,318	$ 5,888,688
NASDAQ, Inc.	70,317	5,454,490
		$ 11,343,178
Business Services – 7.4%
CoStar Group, Inc. (a)	9,989	$ 2,679,549
Global Payments, Inc.	86,556	8,225,417
RingCentral, Inc. (a)	210,910	8,805,493
Travelport Worldwide Ltd.	233,830	3,671,131
Tyler Technologies, Inc. (a)	20,766	3,619,929
WNS (Holdings) Ltd., ADR (a)	178,363	6,510,250
Yext, Inc. (a)(l)	652,840	8,669,715
Zendesk, Inc. (a)	384,676	11,197,918
		$ 53,379,402
Chemicals – 1.9%
FMC Corp.	45,861	$ 4,095,846
Ingevity Corp. (a)	150,540	9,404,234
		$ 13,500,080
Computer Software – 4.8%
2U, Inc. (a)	112,273	$ 6,291,779
Cadence Design Systems, Inc. (a)	183,144	7,228,694
MuleSoft, Inc., “A” (a)(l)	186,937	3,764,911
Okta, Inc. (a)(l)	71,496	2,016,902
Paylocity Holding Corp. (a)	114,190	5,574,756
Twilio, Inc., “A” (a)(l)	194,188	5,796,512
Ultimate Software Group, Inc. (a)	22,822	4,327,051
		$ 35,000,605
Computer Software - Systems – 10.1%
Electronics For Imaging, Inc. (a)	63,953	$ 2,729,514
Five9, Inc. (a)	300,306	7,177,314
HubSpot, Inc. (a)	51,899	4,362,111
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Kinaxis, Inc. (a)	48,225	$ 2,848,473
New Relic, Inc. (a)	155,796	7,758,641
NICE Systems Ltd., ADR	143,885	11,699,289
Proofpoint, Inc. (a)	52,483	4,577,567
Q2 Holdings, Inc. (a)	169,427	7,056,635
Rapid7, Inc. (a)	346,759	6,102,958
RealPage, Inc (a)	136,065	5,428,994
SS&C Technologies Holdings, Inc.	327,315	13,141,697
		$ 72,883,193
Construction – 6.3%
Foundation Building Materials, Inc. (a)	406,786	$ 5,751,954
GMS, Inc. (a)	306,260	10,841,604
Lennox International, Inc.	19,092	3,416,895
Siteone Landscape Supply, Inc. (a)	126,188	7,331,523
Summit Materials, Inc., “A” (a)	278,314	8,914,398
Techtronic Industries Co. Ltd.	550,000	2,936,018
Trex Co., Inc. (a)	69,976	6,302,738
		$ 45,495,130
Consumer Products – 0.9%
E.L.F. Beauty, Inc. (a)(l)	280,787	$ 6,331,747
Consumer Services – 2.5%
Bright Horizons Family Solutions, Inc. (a)	213,708	$ 18,423,767
Containers – 1.8%
Berry Global Group, Inc. (a)	226,437	$ 12,827,656
Electrical Equipment – 1.8%
Littlefuse, Inc.	37,921	$ 7,427,966
WESCO International, Inc. (a)	98,165	5,718,111
		$ 13,146,077
Electronics – 4.3%
Inphi Corp. (a)	169,113	$ 6,712,095
MACOM Technology Solutions Holdings, Inc. (a)	100,932	4,502,576
Mercury Systems, Inc. (a)	100,816	5,230,334
Monolithic Power Systems, Inc.	68,429	7,291,110
Silicon Laboratories, Inc. (a)	91,830	7,337,217
		$ 31,073,332
Entertainment – 1.3%
Live Nation, Inc. (a)	210,662	$ 9,174,330
Food & Beverages – 3.9%
Blue Buffalo Pet Products, Inc. (a)	290,837	$ 8,245,229
Cal-Maine Foods, Inc. (a)(l)	137,870	5,666,457
Flex Pharma, Inc. (a)(l)	138,164	471,139
Greencore Group PLC	1,590,377	4,181,226
Snyders-Lance, Inc.	251,399	9,588,358
		$ 28,152,409
Gaming & Lodging – 0.2%
Vail Resorts, Inc.	7,888	$ 1,799,411

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.0%
Five Below, Inc. (a)	89,235	$ 4,897,217
Ollie's Bargain Outlet Holdings, Inc. (a)	46,268	2,146,835
		$ 7,044,052
Internet – 2.7%
GrubHub, Inc. (a)	191,668	$ 10,093,237
LogMeIn, Inc.	87,848	9,667,672
		$ 19,760,909
Machinery & Tools – 2.4%
Gardner Denver Holdings, Inc. (a)	206,390	$ 5,679,853
Ritchie Bros. Auctioneers, Inc.	202,208	6,393,817
SPX FLOW, Inc. (a)	141,340	5,450,070
		$ 17,523,740
Medical & Health Technology & Services – 4.8%
Capital Senior Living Corp. (a)	301,833	$ 3,788,004
Evolent Health, Inc.,“A” (a)	213,397	3,798,467
Healthcare Services Group, Inc.	133,416	7,200,462
ICON PLC (a)	63,376	7,217,259
INC Research Holdings, Inc., “A” (a)	134,441	7,031,264
Teladoc, Inc. (a)(l)	177,582	5,886,843
		$ 34,922,299
Medical Equipment – 8.4%
DexCom, Inc. (a)	126,875	$ 6,207,359
iRhythm Technologies, Inc. (a)	90,794	4,710,393
Merit Medical Systems, Inc. (a)	174,285	7,380,970
Nevro Corp. (a)	66,457	6,039,612
NuVasive, Inc. (a)	89,837	4,982,360
NxStage Medical, Inc. (a)	141,044	3,892,814
Obalon Therapeutics, Inc. (a)(l)	180,573	1,720,861
PerkinElmer, Inc.	121,453	8,376,614
Steris PLC	101,291	8,954,124
Tactile Systems Technology, Inc. (a)	86,114	2,665,228
West Pharmaceutical Services, Inc.	60,502	5,823,923
		$ 60,754,258
Oil Services – 1.0%
Patterson-UTI Energy, Inc.	169,544	$ 3,550,251
U.S. Silica Holdings, Inc.	111,216	3,455,481
		$ 7,005,732
Other Banks & Diversified Financials – 4.1%
Bank of the Ozarks, Inc.	153,880	$ 7,393,934
Pinnacle Financial Partners, Inc.	96,682	6,472,860
Preferred Bank	73,182	4,416,533
Texas Capital Bancshares, Inc. (a)	65,851	5,650,016
Wintrust Financial Corp.	72,306	5,662,283
		$ 29,595,626
Pharmaceuticals – 1.4%
Aratana Therapeutics, Inc. (a)	376,826	$ 2,309,944
Collegium Pharmaceutical, Inc. (a)(l)	254,725	2,672,065
PetIQ, Inc. (a)	159,115	4,308,834
TherapeuticsMD, Inc. (a)(l)	167,873	888,048
		$ 10,178,891
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.9%
Clean Harbors, Inc. (a)	121,988	$ 6,916,720
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	585,824	$ 1,939,077
Real Estate – 2.1%
Big Yellow Group PLC, REIT	283,832	$ 2,879,134
Life Storage, Inc., REIT	72,984	5,970,821
STAG Industrial, Inc., REIT	227,839	6,258,737
		$ 15,108,692
Restaurants – 5.1%
Dave & Buster's, Inc. (a)	101,576	$ 5,330,708
Domino’s Pizza Group PLC	1,121,468	4,661,581
Performance Food Group Co. (a)	324,691	9,172,521
U.S. Foods Holding Corp. (a)	359,600	9,601,320
Wingstop, Inc.	118,867	3,952,328
Zoe's Kitchen, Inc. (a)(l)	354,030	4,471,399
		$ 37,189,857
Special Products & Services – 1.0%
Boyd Group Income Fund, IEU	95,446	$ 7,013,015
Specialty Chemicals – 5.0%
Axalta Coating Systems Ltd. (a)	287,920	$ 8,326,646
Ferro Corp. (a)	281,484	6,277,093
Ferroglobe PLC	249,006	3,276,919
Nexeo Solutions, Inc. (a)	474,026	3,460,390
RPM International, Inc.	150,746	7,739,300
Univar, Inc. (a)	256,447	7,419,012
		$ 36,499,360
Specialty Stores – 0.9%
Michaels Co., Inc. (a)	189,084	$ 4,059,633
Urban Outfitters, Inc. (a)	113,491	2,712,435
		$ 6,772,068
Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc. (a)	90,800	$ 3,772,740
Total Common Stocks		$ 709,475,260
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	16,561,154	$ 16,561,154
Collateral for Securities Loaned – 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	18,321,677	$ 18,321,677
Other Assets, Less Liabilities – (2.8)%		(19,968,579)
Net Assets – 100.0%		$ 724,389,512

2

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,561,154 and $727,796,937, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$709,475,260	$—	$—	$709,475,260
Mutual Funds	34,882,831	—	—	34,882,831
Total	$744,358,091	$—	$—	$744,358,091
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $7,540,715 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At September 30, 2017, the value of securities loaned was $18,046,488. These loans were collateralized by cash of $18,321,677 and U.S. Treasury Obligations of $49,549.
4

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,656,231	158,187,641	(155,282,718)	16,561,154
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,018)	$897	$—	$93,062	$16,561,154
5

QUARTERLY REPORT

September 30, 2017

MFS® TOTAL RETURN BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.5%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,066,525

Asset-Backed & Securitized – 16.0%
Allegro CLO Ltd., 2014-1A, “A2R”, FLR, 2.957%, (U.S. LIBOR-3mo. + 1.65%) 1/21/2027 (n)	$9,218,037	$9,300,465
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 3.707%, (U.S. LIBOR-3mo. + 2.4%) 1/21/2027 (n)	8,514,497	8,599,616
Ameriquest Mortgage Securities, Inc., “M1”, FLR, 1.707%, (U.S. LIBOR-1mo. + 0.47%) 10/25/2035	1,360,003	1,360,516
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	3,142,297	3,143,905
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 1/18/2025 (n)	3,228,778	3,229,317
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.503%, (U.S. LIBOR-3mo. + 2.2%) 10/17/2026 (n)	3,680,000	3,710,397
Babson Ltd., CLO, FLR, 2.406%, (U.S. LIBOR-3mo. + 1.1%) 4/20/2025 (n)	9,378,672	9,397,345
Ballyrock Ltd., CLO, FLR, 2.496%, (U.S. LIBOR-3mo. + 1.18%) 5/20/2025 (z)	3,171,963	3,180,600
Bayview Commercial Asset Trust, 0%, 4/25/2036 (i)(z)	188,698	0
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	183,953	18
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	101,079	87,434
Bear Stearns Cos., Inc., “A2”, FLR, 1.687%, (U.S. LIBOR-1mo. + 0.45%) 12/25/2042	685,786	677,961
Carlyle Global Market Strategies, 2013-3A, “A1A”, FLR, 2.423%, (U.S. LIBOR-3mo. + 1.12%) 7/15/2025 (z)	4,591,876	4,596,261
Cent CLO LP, 2014-16AR, “A1AR”, FLR, 2.56%, (U.S. LIBOR-3mo. + 1.25%) 8/01/2024 (n)	4,609,178	4,621,453
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.016%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	5,974,147	6,014,646
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	6,426,343	6,441,465
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,261,022
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	7,880,304
Commercial Mortgage Asset Trust, 1.018%, 1/17/2032 (i)(z)	58,249	18
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,769,840

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	$3,950,000	$4,070,886
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	9,047,906
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,449,285
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	5,290,000	5,404,347
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,470,188
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,050,217
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	10,566,977	10,533,173
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	10,486,481	10,813,282
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	13,262,335
Credit-Based Asset Servicing & Securitization LLC, 3.872%, 12/25/2035	8,349	8,318
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,777,953
Cutwater Ltd., 2014-1A, “BR”, FLR, 3.703%, (U.S. LIBOR-3mo. + 2.4%) 7/15/2026 (n)	3,135,000	3,142,267
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	4,567,000	4,596,642
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 7/15/2026 (n)	4,129,934	4,130,859
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 2.463%, (U.S. LIBOR-3mo. + 1.16%) 1/17/2026 (n)	6,322,926	6,334,320
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 2.675%, (U.S. LIBOR-3mo. + 1.4%) 4/15/2027 (n)	10,675,817	10,670,446
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.175%, (U.S. LIBOR-3mo. + 1.9%) 4/15/2027 (n)	1,970,000	1,968,831
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	4,559,000	4,592,302
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	10,726,000	10,813,433
Galaxy CLO Ltd., 2013-16A, “CR”, FLR, 3.564%, (LIBOR-3mo. + 2.25%) 11/16/2025 (n)	5,120,000	5,134,295
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 1.804%, (LIBOR-1mo. + 0.57%) 1/18/2022 (n)	14,876,000	14,960,792
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	3,932,000	3,919,402

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FLR, 2.856%, (U.S. LIBOR-3mo. + 1.55%) 4/19/2026 (n)	$2,622,067	$2,623,050
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,107,166
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	16,765,206	17,205,797
Hertz Fleet Lease Funding LP, 2014-1, FLR, 1.635%, (U.S. LIBOR-1mo. + 0.4%) 4/10/2028 (z)	84,987	84,984
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,610,822
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,371,959
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	7,719,302
JPMorgan Chase Commercial Mortgage Securities Corp., 5.754%, 7/15/2042 (n)(q)	46,945	11,837
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	496,962	525,962
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.167%, 6/15/2049	6,044,952	6,190,374
JPMorgan Mortgage Trust, “A1”, 3.062%, 10/25/2033	216,273	213,130
Lehman Brothers Commercial Conduit Mortgage Trust, 1.131%, 2/18/2030 (i)	4,897	0
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.833%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)	3,000,000	3,018,367
Merrill Lynch Mortgage Investors Inc., “A”, 3.12%, 5/25/2036	507,288	506,834
Merrill Lynch Mortgage Investors Inc., “A5”, 3.134%, 4/25/2035	269,701	258,784
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,143,163
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	14,115,000	14,698,726
Morgan Stanley Capital I, Inc., 1.282%, 11/15/2030 (i)(n)	30,628	2
Motor PLC, 2015-1A, “A1”, FLR, 1.837%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2022 (n)	492,550	492,581
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,613,417
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/2020	9,277,000	9,275,379
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.856%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	1,450,000	1,463,363
Preferred Term Securities XIX Ltd., CDO, FLR, 1.67%, (U.S. LIBOR-3mo. + 0.35%) 12/22/2035 (z)	315,381	274,381

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 2.656%, (U.S. LIBOR-3mo. + 1.34%) 2/20/2030 (n)	$5,825,355	$5,879,230
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	53,034	50,095
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 7/17/2026 (n)	4,768,394	4,794,592
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	3,040,000	3,035,835
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.453%, (U.S. LIBOR-3mo. + 2.15%) 1/18/2026 (n)	6,005,000	6,007,678
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	11,058,003
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,595,789
West CLO Ltd., 2014-1A, “A2R”, FLR, 2.68%, (U.S. LIBOR-3mo. + 1.35%) 7/18/2026 (n)	8,174,074	8,207,040
West CLO Ltd., 2014-1A, “CR”, FLR, 4.33%, (U.S. LIBOR-3mo. + 3%) 7/18/2026 (n)	1,680,000	1,671,409

		$393,133,113

Automotive – 0.5%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,640,915
General Motors Co., 5.2%, 4/01/2045	4,005,000	4,031,752
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,541,077

		$11,213,744

Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/2021	$13,872,000	$14,849,893

Broadcasting – 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$2,105,000	$2,105,490

Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$9,282,240
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	7,973,000	7,900,828
Raymond James Financial, 4.95%, 7/15/2046	8,424,000	9,059,394
Raymond James Financial, 3.625%, 9/15/2026	1,278,000	1,279,951
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	3,052,996
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,262,695
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,809,467

		$36,647,571

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 0.9%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,838,706
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,397,125
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,552,540
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,811,106
Standard Industries, Inc., 6%, 10/15/2025 (n)	2,645,000	2,885,589

		$22,485,066

Business Services – 0.4%
Equinix, Inc., 5.375%, 5/15/2027	$2,426,000	$2,635,243
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,653,473

		$10,288,716

Cable TV – 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$4,014,769
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,205,765
Comcast Corp., 3.15%, 2/15/2028	19,494,000	19,422,095
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	7,354,000	7,307,856
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,700,000	5,999,250
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,526,565
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	394,188
Videotron Ltd., 5%, 7/15/2022	8,605,000	9,293,400

		$58,163,888

Computer Software – 0.9%
Microsoft Corp., 4.1%, 2/06/2037	$7,039,000	$7,628,284
Microsoft Corp., 2%, 8/08/2023	8,215,000	8,048,522
VeriSign, Inc., 4.625%, 5/01/2023	6,600,000	6,814,500

		$22,491,306

Computer Software – Systems – 0.3%
Apple, Inc., 4.25%, 2/09/2047	$1,299,000	$1,397,205
Apple, Inc., 4.375%, 5/13/2045	4,792,000	5,207,167

		$6,604,372

Conglomerates – 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$2,075,000	$2,405,147
Johnson Controls International PLC, 4.625%, 7/02/2044	2,272,000	2,435,275
Johnson Controls International PLC, 4.5%, 2/15/2047	1,063,000	1,128,102

		$5,968,524

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Products – 1.1%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$19,110,000	$18,972,004
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,765,000	7,074,859

		$26,046,863

Consumer Services – 0.5%
ADT Corp., 6.25%, 10/15/2021	$7,105,000	$7,894,543
Priceline Group, Inc., 2.75%, 3/15/2023	1,728,000	1,726,241
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,717,875

		$13,338,659

Containers – 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$2,905,000	$3,035,725
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,436,888

		$10,472,613

Emerging Market Quasi-Sovereign – 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$15,191,000	$15,212,267

Energy – Integrated – 0.1%
Shell International Finance B.V., 3.75%, 9/12/2046	$2,634,000	$2,537,575

Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$6,621,000	$6,736,868

Financial Institutions – 0.4%
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	$8,810,000	$8,986,200

Food & Beverages – 1.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,199,029
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	10,273,000	11,604,048
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,519,513
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	4,992,000	5,279,879
Kraft Heinz Foods Co., 5.2%, 7/15/2045	1,140,000	1,248,768
Kraft Heinz Foods Co., 4.375%, 6/01/2046	4,849,000	4,788,064
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,562,631

		$41,201,932

Food & Drug Stores – 0.2%
CVS Health Corp., 5.125%, 7/20/2045	$4,194,000	$4,823,325

Forest & Paper Products – 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$3,556,586

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,763,250

Insurance – 1.5%
American International Group, Inc., 3.9%, 4/01/2026	$5,113,000	$5,323,511
American International Group, Inc., 4.5%, 7/16/2044	2,465,000	2,572,564
American International Group, Inc., 3.75%, 7/10/2025	12,804,000	13,222,777
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,981,094
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	5,297,000	5,448,586
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,342,000	1,493,069
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,824,648

		$35,866,249

Insurance – Property & Casualty – 0.6%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,845,109
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	6,945,096
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,654,459
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	947,011

		$14,391,675

Local Authorities – 0.7%
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	$3,250,000	$3,950,408
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	2,855,783
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	7,824,818
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,316,522
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,347,326

		$18,294,857

Major Banks – 7.2%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,341,770
Bank of America Corp., 4.443% to 1/20/2047, FLR to 1/20/2048	13,670,000	14,802,782
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,404,498
Bank of America Corp., 5.625%, 7/01/2020	8,555,000	9,317,598
Bank of America Corp., 5.875%, 1/05/2021	1,670,000	1,849,449
Bank of America Corp., 3.875%, 8/01/2025	7,955,000	8,332,991
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	5,000,000	5,512,500

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 6.5% to 10/23/2024, FLR to 10/23/2049	$4,004,000	$4,527,023
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FLR to 2/07/2028	6,436,000	6,585,825
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,145,870
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,417,479
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,404,605
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,283,091
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,466,355
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	1,026,084
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	376,740
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	8,043,872
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	15,766,646
Morgan Stanley, 5.95%, 12/28/2017	400,000	404,071
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,964,443
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,601,755
Morgan Stanley, 4.375%, 1/22/2047	9,571,000	10,181,586
Morgan Stanley, 3.125%, 7/27/2026	483,000	473,758
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,875,252
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR to 12/29/2049	5,177,000	5,421,613
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR to 12/29/2049	1,662,000	1,840,665
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,599,924
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,087,030
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	5,292,000	5,551,341
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,109,545
Wells Fargo & Co., 3.069%, 1/24/2023	8,635,000	8,782,932

		$176,499,093

Medical & Health Technology & Services – 1.2%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,567,289
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	5,815,364
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,679,503
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,593,577
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,497,792
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,422,244
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	1,817,000	1,847,026

		$28,422,795

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$3,834,000	$3,953,442
Medtronic, Inc., 4.625%, 3/15/2045	7,021,000	7,985,988
Zimmer Holdings, Inc., 2.7%, 4/01/2020	5,792,000	5,849,809

		$17,789,239

Metals & Mining – 1.8%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$4,000,000	$3,940,000
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,460,110
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	4,000,000	3,820,000
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,263,100
Glencore Funding LLC, 4%, 4/16/2025 (n)	2,578,000	2,617,572
Glencore Funding LLC, 4%, 3/27/2027 (n)	7,000,000	7,042,380
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	7,151,507
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	6,032,590

		$44,327,259

Midstream – 2.0%
Enbridge, Inc., 4.25%, 12/01/2026	$4,350,000	$4,574,958
Enbridge, Inc., 6% to 1/15/2027, FLR to 1/15/2077	4,584,000	4,859,040
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,416,631
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	128,884
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,582,510
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	6,378,000	6,630,684
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,341,499
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	2,869,948
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,259,000	5,609,143
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	8,950,344

		$47,963,641

Mortgage-Backed – 18.5%
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	$12,560,002	$14,038,171
Fannie Mae, 2.921%, 12/01/2017	154,254	154,023
Fannie Mae, 3.22%, 12/01/2017	469,070	468,630
Fannie Mae, 3.99%, 4/01/2018	600,000	600,728
Fannie Mae, 3.726%, 6/01/2018	2,097,195	2,109,800
Fannie Mae, 5.286%, 6/01/2018	163,747	166,207
Fannie Mae, 2.578%, 9/25/2018	2,914,152	2,915,623
Fannie Mae, 5.18%, 3/01/2019	117,761	121,117
Fannie Mae, 5.51%, 3/01/2019	177,138	182,899
Fannie Mae, 4.6%, 9/01/2019	699,079	731,371

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 1.99%, 10/01/2019	$2,546,892	$2,545,226
Fannie Mae, 4.45%, 10/01/2019	487,181	509,969
Fannie Mae, 4.88%, 3/01/2020	11,753	12,150
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	9,340,183	10,229,575
Fannie Mae, 5.19%, 9/01/2020	150,927	158,764
Fannie Mae, 3.416%, 10/01/2020	1,349,664	1,394,863
Fannie Mae, 2.14%, 5/01/2021	919,700	915,313
Fannie Mae, 3.89%, 7/01/2021	1,133,878	1,199,857
Fannie Mae, 2.56%, 10/01/2021	807,926	811,633
Fannie Mae, 2.64%, 11/01/2021	1,203,547	1,225,101
Fannie Mae, 2.75%, 3/01/2022	1,137,848	1,163,768
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	3,161,631	3,586,931
Fannie Mae, 2.525%, 10/01/2022	1,818,600	1,843,798
Fannie Mae, 2.68%, 3/01/2023	1,746,807	1,783,728
Fannie Mae, 2.41%, 5/01/2023	2,035,015	2,047,984
Fannie Mae, 2.55%, 5/01/2023	1,043,805	1,057,707
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	38,943,788	42,128,059
Fannie Mae, 4%, 3/01/2025 - 5/01/2044	65,268,839	69,081,142
Fannie Mae, 4.5%, 5/01/2025	81,453	85,828
Fannie Mae, 3.95%, 1/01/2027	359,901	380,828
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	23,832,899	24,011,289
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	6,312	7,130
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	40,164,831	41,493,881
Fannie Mae, 2.597%, 12/25/2026	6,265,000	6,135,969
Federal Home Loan Bank, 5%, 7/01/2035	2,545,676	2,793,001
Freddie Mac, 3.154%, 2/25/2018	811,145	812,479
Freddie Mac, 5%, 7/01/2018 - 7/01/2041	3,704,247	4,084,626
Freddie Mac, 2.303%, 9/25/2018	8,971,000	9,015,487
Freddie Mac, 2.323%, 10/25/2018	1,171,607	1,176,969
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,204,985
Freddie Mac, 2.13%, 1/25/2019	6,041,025	6,066,107
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,226,662
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	550,589	615,702
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,152,692
Freddie Mac, 1.869%, 11/25/2019	6,097,938	6,095,753
Freddie Mac, 4.251%, 1/25/2020	807,000	844,363
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,674,121
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,454,482
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,544,020
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,508,175
Freddie Mac, 2.682%, 10/25/2022	3,049,000	3,101,016
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,145,940
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,454,650
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,374,316

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.531%, 7/25/2023	$2,401,000	$2,542,888
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,387,881
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,800,548
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,225,308
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,758,759
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	5,714,661	6,026,319
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	8,013,790	8,618,576
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,628,846
Freddie Mac, 2.673%, 3/25/2026	4,000,000	3,979,991
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	134,212	152,243
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2046	39,077,892	40,409,002
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	23,241,572	23,408,735
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,344,972
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,750,936	3,075,406
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	302,020	343,679
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	13,612,826	14,672,862
Ginnie Mae, 4%, 10/20/2040 - 10/20/2042	3,593,307	3,813,184
Ginnie Mae, 3.5%, 11/15/2040 - 4/15/2042	3,559,851	3,716,507

		$452,550,314

Natural Gas – Distribution – 0.5%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$4,140,000	$4,142,765
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	8,200,000	7,961,325

		$12,104,090

Network & Telecom – 1.0%
AT&T, Inc., 5.25%, 3/01/2037	$10,586,000	$11,140,466
AT&T, Inc., 4.5%, 5/15/2035	8,154,000	8,050,338
AT&T, Inc., 5.15%, 2/14/2050	5,112,000	5,136,893

		$24,327,697

Oil Services – 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)	$4,973,804	$1,778,135

Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$7,350,000	$7,311,895
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,948,032

		$10,259,927

Other Banks & Diversified Financials – 2.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,942,650
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,963,724
Citigroup, Inc., 4.4%, 6/10/2025	4,533,000	4,772,118

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Compass Bank, 2.875%, 6/29/2022	$8,704,000	$8,662,667
Discover Bank, 7%, 4/15/2020	7,009,000	7,730,218
Groupe BPCE S.A.,12.5% to 9/30/2019, FLR to 8/29/2049 (n)	7,880,000	9,357,500
ING Groep N.V., 3.95%, 3/29/2027	2,389,000	2,489,411
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2049 (n)	1,240,000	1,283,028
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,919,419
SunTrust Banks, Inc., 2.7%, 1/27/2022	6,147,000	6,196,085
SunTrust Banks, Inc., 3.3%, 5/15/2026	439,000	433,880

		$52,750,700

Pharmaceuticals – 0.5%
Gilead Sciences, Inc., 2.35%, 2/01/2020	$817,000	$826,062
Gilead Sciences, Inc., 4.75%, 3/01/2046	3,545,000	3,969,527
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	7,944,000	7,894,567

		$12,690,156

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,562,931

Real Estate – Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,956,801
DDR Corp., REIT, 4.625%, 7/15/2022	2,365,000	2,506,507
DDR Corp., REIT, 3.375%, 5/15/2023	6,575,000	6,487,190

		$13,950,498

Retailers – 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$8,581,396

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$11,940,860
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,232,763
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,006,203
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,435,588
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,485,148
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	952,000	1,008,428
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,255,183
SFR Group S.A., 6%, 5/15/2022 (n)	2,970,000	3,103,650

		$28,467,823

Tobacco – 1.2%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$18,524,000	$18,569,642
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	8,084,171

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – continued
Reynolds American, Inc., 8.125%, 6/23/2019	$3,344,000	$3,684,227

		$30,338,040

Transportation – Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,986,000	$9,188,988
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,612,000	1,673,731

		$10,862,719

U.S. Government Agencies and Equivalents – 1.9%
Small Business Administration, 2.85%, 9/01/2031	$957,743	$971,362
Small Business Administration, 2.37%, 8/01/2032	813,820	807,931
Small Business Administration, 3.21%, 9/01/2030	4,406,051	4,529,942
Small Business Administration, 2.13%, 1/01/2033	3,028,768	2,980,727
Small Business Administration, 2.21%, 2/01/2033	805,860	793,267
Small Business Administration, 2.22%, 3/01/2033	2,901,456	2,872,512
Small Business Administration, 2.08%, 4/01/2033	4,719,906	4,619,804
Small Business Administration, 2.45%, 6/01/2033	5,429,492	5,407,251
Small Business Administration, 3.15%, 7/01/2033	7,535,349	7,776,483
Small Business Administration, 3.16%, 8/01/2033	7,552,119	7,800,677
Small Business Administration, 3.62%, 9/01/2033	6,932,794	7,279,142
Small Business Administration, 4.43%, 5/01/2029	496,015	526,272
Small Business Administration, 4.93%, 1/01/2024	11,282	11,859
Small Business Administration, 4.34%, 3/01/2024	21,489	22,222
Small Business Administration, 4.99%, 9/01/2024	15,641	16,453
Small Business Administration, 4.86%, 1/01/2025	38,088	39,989
Small Business Administration, 4.625%, 2/01/2025	38,289	39,983
Small Business Administration, 5.11%, 4/01/2025	26,513	27,964
Small Business Administration, 3.25%, 11/01/2030	488,032	502,373

		$47,026,213

U.S. Treasury Obligations – 19.5%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,092,879
U.S. Treasury Bonds, 4.375%, 2/15/2038	19,006,000	24,152,468
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,597,600	5,944,374

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3.125%, 11/15/2041	$500,000	$529,004
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,374,750
U.S. Treasury Bonds, 2.875%, 5/15/2043	79,925,200	80,562,104
U.S. Treasury Notes, 1.75%, 11/30/2021	86,078,000	85,785,469
U.S. Treasury Notes, 0.75%, 1/31/2018	133,370,000	133,185,868
U.S. Treasury Notes, 2.875%, 3/31/2018	2,000,000	2,016,090
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	115,650,000	115,979,783
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,550,781
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,870,313
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,403,766
U.S. Treasury Notes, 2%, 11/15/2026	6,181,000	6,023,336
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	7,956,475

		$477,427,460

Utilities – Electric Power – 2.9%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$1,300,000	$1,303,491
AEP Transmission Co. LLC, 3.1%, 12/01/2026 (n)	1,239,000	1,242,266
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	7,521,861
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,134,660
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	7,137,157
EDP Finance B.V., 4.9%, 10/01/2019 (n)	2,531,000	2,655,601
EDP Finance B.V., 5.25%, 1/14/2021 (n)	7,774,000	8,393,697
EDP Finance BV, 3.625%, 7/15/2024 (n)	2,252,000	2,270,489
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	14,462,339
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,219,630
FirstEnergy Corp., 4.85%, 7/15/2047	8,703,000	9,133,320
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,849,050
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,090,036
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,562,742

		$71,976,339

Total Bonds		$2,365,903,592

INVESTMENT COMPANIES (h) – 2.9%

MONEY MARKET FUNDS – 2.9%
MFS Institutional Money Market Portfolio, 1.11% (v)	71,226,444	$71,226,444

OTHER ASSETS, LESS LIABILITIES – 0.6%		14,025,823

Net Assets – 100.0%		$2,451,155,859

7

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	In default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $71,226,444 and $2,365,903,592, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $381,326,647 representing 15.6% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	$18,546,568	$18,569,642
Ballyrock Ltd., CLO, FLR, 2.496%, (U.S. LIBOR-3mo. + 1.18%) 5/20/2025	5/10/16	3,150,333	3,180,600
Bayview Commercial Asset Trust, 0%, 4/25/2036	2/28/06	0	0
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	18	18
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%) 12/28/2040	3/1/06	101,079	87,434
Carlyle Global Market Strategies, 2013-3A, “A1A”, FLR, 2.423%, (U.S. LIBOR-3mo. + 1.12%) 7/15/2025	11/02/16	4,587,741	4,596,261
Commercial Mortgage Asset Trust, 1.018%, 1/17/2032	4/09/12	18	18
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	3,931,096	3,919,402
Hertz Fleet Lease Funding LP, 2014-1, FLR, 1.635%, (U.S. LIBOR-1mo. + 0.4%) 4/10/2028	3/25/14	84,987	84,984
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,961,325
Preferred Term Securities XIX Ltd., CDO, FLR, 1.67%, (U.S. LIBOR-3mo. + 0.35%) 12/22/2035	3/28/11	223,563	274,381
Total Restricted Securities			$38,674,065
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

8

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Ultra Bond	Short	USD	142	$19,074,594	December - 2017	$253,531

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	528	$113,891,251	December - 2017	$(290,613)
U.S. Treasury Note 5 yr	Long	USD	48	5,640,000	December - 2017	(52,670)

						$(343,283)

At September 30, 2017, the fund has liquid securities with an aggregate value of $200,570 to cover collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$524,453,671	$—	$524,453,671
Non-U.S. Sovereign Debt	—	15,212,267	—	15,212,267
Municipal Bonds	—	18,294,858	—	18,294,858
U.S. Corporate Bonds	—	750,484,498	—	750,484,498
Residential Mortgage-Backed Securities	—	455,625,949	—	455,625,949
Commercial Mortgage-Backed Securities	—	203,029,676	—	203,029,676
Asset-Backed Securities (including CDOs)	—	187,027,801	—	187,027,801
Foreign Bonds	—	211,774,872	—	211,774,872
Mutual Funds	71,226,444	—	—	71,226,444
Total	$71,226,444	$2,365,903,592	$—	$2,437,130,036

Other Financial Instruments
Futures Contracts – Assets	$253,531	$—	$—	$253,531
Futures Contracts – Liabilities	(343,283)	—	—	(343,283)

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		132,647,161	565,637,047	(627,057,764)	71,226,444

Affilated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,130	$(2,431)	$—	$503,832	$71,226,444

11

QUARTERLY REPORT
September 30, 2017
MFS®  Research Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 4.1%
Honeywell International, Inc.	70,461	$ 9,987,142
Leidos Holdings, Inc.	60,718	3,595,720
Northrop Grumman Corp.	21,504	6,187,131
United Technologies Corp.	48,139	5,587,975
		$ 25,357,968
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	22,653	$ 4,518,141
Molson Coors Brewing Co.	31,506	2,572,150
		$ 7,090,291
Apparel Manufacturers – 1.7%
Hanesbrands, Inc.	109,962	$ 2,709,464
NIKE, Inc., “B”	155,707	8,073,408
		$ 10,782,872
Biotechnology – 1.1%
Biogen, Inc. (a)	21,284	$ 6,664,446
Brokerage & Asset Managers – 1.9%
Blackstone Group LP (a)	174,549	$ 5,824,700
NASDAQ, Inc.	58,495	4,537,457
TMX Group Ltd.	28,785	1,626,402
		$ 11,988,559
Business Services – 5.6%
Accenture PLC, “A”	41,703	$ 5,632,824
Cognizant Technology Solutions Corp., “A”	76,019	5,514,418
DXC Technology Co.	73,074	6,275,595
Equifax, Inc.	24,107	2,555,101
Fidelity National Information Services, Inc.	61,086	5,704,822
Fiserv, Inc. (a)	31,415	4,051,279
Global Payments, Inc.	56,113	5,332,418
		$ 35,066,457
Cable TV – 1.6%
Altice USA, Inc. (a)	53,801	$ 1,469,305
Comcast Corp., “A”	224,664	8,645,071
		$ 10,114,376
Chemicals – 3.5%
Celanese Corp.	38,143	$ 3,977,171
CF Industries Holdings, Inc.	92,912	3,266,786
DowDuPont, Inc.	104,602	7,241,596
PPG Industries, Inc.	66,274	7,201,333
		$ 21,686,886
Computer Software – 2.1%
Adobe Systems, Inc. (a)	38,974	$ 5,814,141
Salesforce.com, Inc. (a)	77,593	7,248,738
		$ 13,062,879
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.9%
Apple, Inc.	72,413	$ 11,160,292
Constellation Software, Inc.	6,176	3,369,465
SS&C Technologies Holdings, Inc.	84,956	3,410,983
		$ 17,940,740
Construction – 0.9%
Sherwin-Williams Co.	15,663	$ 5,607,981
Consumer Products – 0.9%
Coty, Inc., “A”	166,495	$ 2,752,162
Newell Brands, Inc.	73,005	3,115,124
		$ 5,867,286
Consumer Services – 0.9%
Priceline Group, Inc. (a)	3,159	$ 5,783,560
Containers – 0.6%
Berry Global Group, Inc. (a)	68,685	$ 3,891,005
Electrical Equipment – 1.4%
Johnson Controls International PLC	149,720	$ 6,032,219
Sensata Technologies Holding B.V. (a)	54,166	2,603,759
		$ 8,635,978
Electronics – 1.8%
Analog Devices, Inc.	64,774	$ 5,581,576
Broadcom Corp.	22,715	5,509,296
		$ 11,090,872
Energy - Independent – 2.2%
EOG Resources, Inc.	76,596	$ 7,409,897
EQT Corp.	58,505	3,816,866
Noble Energy, Inc.	76,056	2,156,948
		$ 13,383,711
Energy - Integrated – 1.0%
BP PLC, ADR	165,559	$ 6,362,432
Entertainment – 1.9%
Six Flags Entertainment Corp.	42,125	$ 2,567,097
Time Warner, Inc.	62,853	6,439,290
Twenty-First Century Fox, Inc.	111,249	2,934,749
		$ 11,941,136
Food & Beverages – 3.2%
Blue Buffalo Pet Products, Inc. (a)	95,834	$ 2,716,894
Cal-Maine Foods, Inc. (a)(l)	79,535	3,268,888
Mondelez International, Inc.	99,636	4,051,200
PepsiCo, Inc.	71,004	7,911,976
TreeHouse Foods, Inc. (a)	26,770	1,813,132
		$ 19,762,090
General Merchandise – 1.8%
Costco Wholesale Corp.	38,914	$ 6,393,181
Dollar Tree, Inc. (a)	54,885	4,765,116
		$ 11,158,297

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Corp.	24,351	$ 4,552,176
UnitedHealth Group, Inc.	23,178	4,539,411
		$ 9,091,587
Insurance – 2.5%
Aon PLC	63,629	$ 9,296,197
Chubb Ltd.	43,206	6,159,015
		$ 15,455,212
Internet – 7.3%
Alibaba Group Holding Ltd., ADR (a)	21,442	$ 3,703,248
Alphabet, Inc., “A” (a)	15,747	15,333,169
Alphabet, Inc., “C” (a)	5,763	5,527,351
Facebook, Inc., “A” (a)(s)	99,463	16,995,243
LogMeIn, Inc.	34,375	3,782,968
		$ 45,341,979
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	38,263	$ 4,517,330
Machinery & Tools – 1.6%
Roper Technologies, Inc.	29,117	$ 7,087,078
SPX FLOW, Inc. (a)	66,011	2,545,384
		$ 9,632,462
Major Banks – 3.7%
Bank of America Corp.	163,199	$ 4,135,463
Morgan Stanley	184,901	8,906,681
PNC Financial Services Group, Inc.	73,731	9,936,727
		$ 22,978,871
Medical & Health Technology & Services – 1.7%
Henry Schein, Inc. (a)	44,677	$ 3,663,067
ICON PLC (a)	28,100	3,200,028
McKesson Corp.	23,037	3,538,714
		$ 10,401,809
Medical Equipment – 4.8%
Danaher Corp.	80,438	$ 6,899,972
Medtronic PLC	107,462	8,357,320
PerkinElmer, Inc.	72,774	5,019,223
Steris PLC	24,764	2,189,137
Stryker Corp.	15,564	2,210,399
Zimmer Biomet Holdings, Inc.	43,038	5,039,319
		$ 29,715,370
Natural Gas - Distribution – 0.6%
Sempra Energy	34,089	$ 3,890,578
Natural Gas - Pipeline – 1.2%
Cheniere Energy, Inc. (a)	79,989	$ 3,602,704
Enterprise Products Partners LP	139,553	3,638,147
		$ 7,240,851
Network & Telecom – 1.3%
Cisco Systems, Inc.	236,346	$ 7,948,316
Oil Services – 1.1%
Halliburton Co.	78,823	$ 3,628,223
Schlumberger Ltd.	46,013	3,209,867
		$ 6,838,090
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.5%
Citigroup, Inc. (s)	237,964	$ 17,309,501
Discover Financial Services	56,066	3,615,136
Northern Trust Corp.	39,025	3,587,568
U.S. Bancorp	178,280	9,554,025
Visa, Inc., “A” (s)	153,027	16,104,562
Wintrust Financial Corp.	31,314	2,452,199
		$ 52,622,991
Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	112,078	$ 7,143,852
Eli Lilly & Co.	75,260	6,437,740
Pfizer, Inc.	344,313	12,291,974
Zoetis, Inc.	95,366	6,080,536
		$ 31,954,102
Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	19,090	$ 3,207,693
Union Pacific Corp.	61,956	7,185,037
		$ 10,392,730
Real Estate – 1.6%
Public Storage, Inc., REIT	14,326	$ 3,065,621
Store Capital Corp., REIT	276,350	6,872,824
		$ 9,938,445
Restaurants – 1.8%
Aramark	89,099	$ 3,618,311
Starbucks Corp.	138,365	7,431,584
		$ 11,049,895
Specialty Stores – 3.6%
Amazon.com, Inc. (a)	13,965	$ 13,425,253
Ross Stores, Inc.	39,045	2,521,136
Tractor Supply Co.	55,608	3,519,430
Urban Outfitters, Inc. (a)	114,185	2,729,021
		$ 22,194,840
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	59,502	$ 8,132,733
SBA Communications Corp., REIT (a)	24,579	3,540,605
		$ 11,673,338
Telephone Services – 0.8%
Verizon Communications, Inc.	99,454	$ 4,921,978
Tobacco – 1.4%
Philip Morris International, Inc.	81,173	$ 9,011,015
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	47,576	$ 3,341,738
CMS Energy Corp.	100,214	4,641,913
NextEra Energy, Inc.	33,069	4,846,262
Xcel Energy, Inc.	95,662	4,526,726
		$ 17,356,639
Total Common Stocks		$617,408,250
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.11% (v)	5,946,667	$ 5,946,667

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	420,214	$ 420,214
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp, REIT	(16,616)	$ (1,661,268)
Other Assets, Less Liabilities – (0.1)%		(936,861)
Net Assets – 100.0%		$621,177,002
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,946,667 and $617,828,464, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
At September 30, 2017, the fund had cash collateral of $20,092 and other liquid securities with an aggregate value of $3,220,213 to cover collateral or margin obligations for securities sold short.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$617,408,250	$—	$—	$617,408,250
Mutual Funds	6,366,881	—	—	6,366,881
Total	$623,775,131	$—	$—	$623,775,131
Securities Sold Short	$(1,661,268)	$—	$—	$(1,661,268)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,866,758	96,950,151	(93,870,242)	5,946,667
4

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$801	$(287)	$—	$25,566	$5,946,667
5

QUARTERLY REPORT

September 30, 2017

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 60.4%
Aerospace – 2.8%
Boeing Co.	19,506	$4,958,616
Honeywell International, Inc.	160,705	22,778,327
L3 Technologies, Inc.	24,887	4,689,457
Lockheed Martin Corp.	38,391	11,912,343
Northrop Grumman Corp.	35,714	10,275,632
United Technologies Corp.	186,766	21,679,797

		$76,294,172

Airlines – 0.2%
Copa Holdings S.A., “A”	20,497	$2,552,491
Delta Air Lines, Inc.	76,929	3,709,516

		$6,262,007

Alcoholic Beverages – 0.4%
Diageo PLC	307,806	$10,117,640

Apparel Manufacturers – 0.3%
Hanesbrands, Inc.	103,440	$2,548,762
LVMH Moet Hennessy Louis Vuitton SE	12,775	3,524,810
NIKE, Inc., “B”	61,767	3,202,619

		$9,276,191

Automotive – 0.9%
Delphi Automotive PLC	101,851	$10,022,138
General Motors Co.	85,516	3,453,136
Harley-Davidson, Inc.	18,410	887,546
Hyundai Motor Co. Ltd.	24,572	3,228,782
Kia Motors Corp.	92,449	2,554,687
LKQ Corp. (a)	115,742	4,165,555

		$24,311,844

Biotechnology – 0.2%
Biogen, Inc. (a)	11,581	$3,626,243
Celgene Corp. (a)	21,226	3,095,175

		$6,721,418

Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	165,844	$3,447,897
Omnicom Group, Inc.	131,050	9,706,874

		$13,154,771

Brokerage & Asset Managers – 1.3%
Apollo Global Management LLC, “A”	117,849	$3,547,255
BlackRock, Inc.	23,222	10,382,324
Blackstone Group LP	101,422	3,384,452
Charles Schwab Corp.	67,338	2,945,364
Franklin Resources, Inc.	117,804	5,243,456
NASDAQ, Inc.	72,612	5,632,513
T. Rowe Price Group, Inc.	64,661	5,861,520

		$36,996,884

Business Services – 2.4%
Accenture PLC, “A”	171,002	$23,097,240
Amdocs Ltd.	76,487	4,919,644

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Business Services – continued
Cognizant Technology Solutions Corp., “A”	33,729	$2,446,702
DXC Technology Co.	211,264	18,143,352
Equifax, Inc.	46,297	4,907,019
Fidelity National Information Services, Inc.	62,106	5,800,079
Fiserv, Inc. (a)	21,337	2,751,620
Jones Lang LaSalle, Inc.	21,656	2,674,516

		$64,740,172

Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	27,439	$9,971,881
Comcast Corp., “A”	915,905	35,244,024

		$45,215,905

Chemicals – 2.1%
3M Co.	98,210	$20,614,279
Celanese Corp.	47,522	4,955,119
DowDuPont, Inc.	89,393	6,188,677
Monsanto Co.	41,520	4,974,926
PPG Industries, Inc.	189,755	20,618,778

		$57,351,779

Computer Software – 1.0%
CA, Inc.	40,978	$1,367,846
Check Point Software Technologies Ltd. (a)	67,550	7,702,051
Intuit, Inc.	15,541	2,208,998
Micro Focus International PLC, ADR (a)	16,695	532,571
Microsoft Corp.	148,291	11,046,197
Oracle Corp.	104,035	5,030,092

		$27,887,755

Computer Software – Systems – 0.9%
Apple, Inc.	51,425	$7,925,621
Hewlett Packard Enterprise	428,474	6,302,853
International Business Machines Corp.	46,575	6,757,101
Seagate Technology PLC	47,111	1,562,672
Vantiv, Inc., “A” (a)	42,534	2,997,371

		$25,545,618

Construction – 1.1%
Owens Corning	179,642	$13,895,309
Sherwin-Williams Co.	23,647	8,466,572
Stanley Black & Decker, Inc.	42,957	6,485,218

		$28,847,099

Consumer Products – 1.0%
Coty, Inc., “A”	285,820	$4,724,605
Kimberly-Clark Corp.	28,615	3,367,413
Newell Brands, Inc.	95,035	4,055,143
Procter & Gamble Co.	67,898	6,177,360
Reckitt Benckiser Group PLC	55,499	5,066,734
Tupperware Brands Corp.	46,642	2,883,408

		$26,274,663

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Services – 0.1%
Priceline Group, Inc. (a)	2,180	$3,991,188

Containers – 0.1%
Crown Holdings, Inc. (a)	44,643	$2,666,080

Electrical Equipment – 1.0%
HD Supply Holdings, Inc. (a)	28,406	$1,024,604
Johnson Controls International PLC	493,439	19,880,657
MSC Industrial Direct Co., Inc., “A”	71,730	5,420,636

		$26,325,897

Electronics – 1.3%
Broadcom Corp.	15,691	$3,805,695
Intel Corp.	116,246	4,426,648
Maxim Integrated Products, Inc.	78,717	3,755,588
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	273,866	10,283,668
Texas Instruments, Inc.	139,896	12,540,277

		$34,811,876

Energy – Independent – 1.2%
Anadarko Petroleum Corp.	75,454	$3,685,928
EOG Resources, Inc.	104,619	10,120,842
EQT Corp.	53,288	3,476,509
Hess Corp.	65,580	3,075,046
Noble Energy, Inc.	99,920	2,833,731
Occidental Petroleum Corp.	91,910	5,901,541
Pioneer Natural Resources Co.	20,446	3,016,603

		$32,110,200

Energy – Integrated – 1.4%
BP PLC	1,312,377	$8,393,723
Chevron Corp.	91,616	10,764,880
Eni S.p.A.	281,626	4,659,954
Exxon Mobil Corp.	145,462	11,924,975
Galp Energia SGPS S.A., “B”	175,431	3,109,093

		$38,852,625

Entertainment – 0.5%
Time Warner, Inc.	103,068	$10,559,317
Twenty-First Century Fox, Inc.	103,498	2,730,277

		$13,289,594

Food & Beverages – 2.4%
Archer Daniels Midland Co.	46,255	$1,966,300
Coca-Cola European Partners PLC	67,313	2,801,567
Danone S.A.	72,466	5,684,431
General Mills, Inc.	230,090	11,909,458
J.M. Smucker Co.	18,736	1,965,968
Marine Harvest	326,521	6,457,035
Mondelez International, Inc.	73,570	2,991,356
Nestle S.A.	163,802	13,718,534
PepsiCo, Inc.	28,145	3,136,197
Tyson Foods, Inc., “A”	213,408	15,034,594

		$65,665,440

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Drug Stores – 0.7%
CVS Health Corp.	203,704	$16,565,209
Kroger Co.	180,092	3,612,646

		$20,177,855

Furniture & Appliances – 0.1%
Whirlpool Corp.	20,841	$3,843,914

Gaming & Lodging – 0.4%
Carnival Corp.	112,196	$7,244,496
Marriott International, Inc., “A”	26,035	2,870,619

		$10,115,115

General Merchandise – 0.1%
Wal-Mart Stores, Inc.	33,871	$2,646,680

Health Maintenance Organizations – 0.4%
Cigna Corp.	39,654	$7,412,919
Humana, Inc.	11,941	2,909,186
UnitedHealth Group, Inc.	4,594	899,735

		$11,221,840

Insurance – 4.0%
Aon PLC	120,519	$17,607,826
Brighthouse Financial, Inc. (a)	7,525	457,520
Chubb Ltd.	152,815	21,783,778
MetLife, Inc.	455,646	23,670,810
Prudential Financial, Inc.	164,142	17,451,577
Travelers Cos., Inc.	121,649	14,904,435
XL Group Ltd.	143,405	5,657,327
Zurich Insurance Group AG	24,342	7,425,649

		$108,958,922

Internet – 0.8%
Alphabet, Inc., “A” (a)	4,078	$3,970,830
Facebook, Inc., “A” (a)	105,730	18,066,085

		$22,036,915

Leisure & Toys – 0.2%
Take-Two Interactive Software, Inc. (a)	45,691	$4,670,991

Machinery & Tools – 1.2%
Allison Transmission Holdings, Inc.	63,300	$2,375,649
Cummins, Inc.	7,246	1,217,545
Deere & Co.	29,750	3,736,303
Eaton Corp. PLC	120,568	9,258,417
Illinois Tool Works, Inc.	83,670	12,379,813
Ingersoll-Rand Co. Ltd., “A”	36,399	3,245,699
Regal Beloit Corp.	19,845	1,567,755

		$33,781,181

Major Banks – 6.9%
Bank of America Corp.	951,879	$24,120,614
Bank of New York Mellon Corp.	301,973	16,010,608
BNP Paribas	33,320	2,687,748
Goldman Sachs Group, Inc.	97,020	23,012,174
JPMorgan Chase & Co.	589,965	56,347,557
Morgan Stanley	238,011	11,464,990
PNC Financial Services Group, Inc.	113,813	15,338,578
Royal Bank of Canada	40,746	3,152,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	128,640	$12,290,266
Sumitomo Mitsui Financial Group, Inc.	41,900	1,608,603
UBS AG	268,382	4,586,897
Wells Fargo & Co.	325,319	17,941,343

		$188,561,948

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	42,510	$2,691,733
HCA Healthcare, Inc. (a)	22,450	1,786,796
McKesson Corp.	95,053	14,601,091

		$19,079,620

Medical Equipment – 2.8%
Abbott Laboratories	300,561	$16,037,935
Danaher Corp.	203,281	17,437,444
Medtronic PLC	257,953	20,061,005
Thermo Fisher Scientific, Inc.	103,045	19,496,114
Zimmer Biomet Holdings, Inc.	39,870	4,668,378

		$77,700,876

Metals & Mining – 0.3%
Rio Tinto Ltd.	169,906	$7,907,116

Natural Gas – Distribution – 0.2%
Engie	197,095	$3,347,443
Sempra Energy	30,510	3,482,106

		$6,829,549

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	406,537	$10,598,420
Plains All American Pipeline LP	158,940	3,367,939
Plains GP Holdings LP	151,359	3,310,221
Williams Partners LP	178,329	6,936,998

		$24,213,578

Network & Telecom – 0.6%
Cisco Systems, Inc.	469,701	$15,796,045

Oil Services – 0.5%
Schlumberger Ltd.	194,608	$13,575,854

Other Banks & Diversified Financials – 2.5%
American Express Co.	63,106	$5,708,569
Citigroup, Inc.	399,542	29,062,685
Discover Financial Services	95,599	6,164,224
SunTrust Banks, Inc.	51,645	3,086,822
U.S. Bancorp	371,931	19,931,782
Visa, Inc., “A”	33,481	3,523,540

		$67,477,622

Pharmaceuticals – 3.9%
Bayer AG	94,983	$12,943,629
Bristol-Myers Squibb Co.	47,590	3,033,387
Eli Lilly & Co.	158,944	13,596,070
Johnson & Johnson	241,050	31,338,911
Merck & Co., Inc.	274,301	17,563,493
Novartis AG	15,650	1,339,789
Pfizer, Inc.	760,346	27,144,352
Roche Holding AG	4,491	1,146,461

		$108,106,092

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Printing & Publishing – 0.3%
Moody’s Corp.	28,496	$3,966,928
S&P Global, Inc.	5,382	841,260
Transcontinental, Inc., “A”	149,411	3,088,207

		$7,896,395

Railroad & Shipping – 1.0%
Canadian National Railway Co.	40,326	$3,341,009
Union Pacific Corp.	197,227	22,872,415

		$26,213,424

Real Estate – 1.1%
AGNC Investment Corp., REIT	66,201	$1,435,238
Annaly Capital Management, Inc., REIT	193,039	2,353,145
Medical Properties Trust, Inc., REIT	743,703	9,764,820
Public Storage, Inc., REIT	10,317	2,207,735
Realogy Holdings Corp.	125,430	4,132,919
Simon Property Group, Inc., REIT	17,000	2,737,170
Starwood Property Trust, Inc., REIT	237,349	5,155,220
Washington Prime Group, Inc., REIT	364,978	3,040,267

		$30,826,514

Restaurants – 0.2%
Aramark	98,550	$4,002,116
Starbucks Corp.	39,025	2,096,033

		$6,098,149

Specialty Chemicals – 0.1%
Axalta Coating Systems Ltd. (a)	144,116	$4,167,835

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	10,006	$992,595
Best Buy Co., Inc.	152,588	8,691,412
Gap, Inc.	118,056	3,486,194
Ross Stores, Inc.	93,287	6,023,542

		$19,193,743

Telephone Services – 0.5%
TDC A.S.	275,824	$1,616,065
Verizon Communications, Inc.	233,711	11,566,357

		$13,182,422

Tobacco – 2.4%
Altria Group, Inc.	272,783	$17,299,898
Japan Tobacco, Inc.	44,900	1,471,595
Philip Morris International, Inc.	417,135	46,306,156

		$65,077,649

Trucking – 0.4%
United Parcel Service, Inc., “B”	86,322	$10,366,409

Utilities – Electric Power – 1.8%
American Electric Power Co., Inc.	68,736	$4,828,017
Duke Energy Corp.	117,381	9,850,614
Exelon Corp.	344,305	12,969,969
PPL Corp.	265,618	10,080,203
Public Service Enterprise Group, Inc.	84,559	3,910,854
SSE PLC	116,773	2,185,966
WEC Energy Group, Inc.	45,086	2,830,499
Xcel Energy, Inc.	49,850	2,358,902

		$49,015,024

Total Common Stocks		$1,655,450,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – 37.6%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,387,617

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,735,000	$1,744,165

Asset-Backed & Securitized – 2.4%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	$2,065,660	$1,786,793
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	16,626	1,495
Cent CLO LP, 2013-17A, “A1”, FLR, 2.611%, (U.S. LIBOR-3mo. + 1.3%) 1/30/2025 (n)	1,972,388	1,976,995
Cent CLO LP, 2014-21A, “A1”, FLR, 2.526%, (U.S. LIBOR-3mo. + 1.21%) 7/27/2026 (n)	2,944,489	2,952,315
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.234%, (U.S. LIBOR-1mo. + 1%) 6/15/2028 (z)	2,899,615	2,917,448
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,168,156
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	4,708,829	4,855,575
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	3,033,967	3,109,543
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,387,421
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.403%, (U.S. LIBOR-3mo. + 1.1%) 7/15/2025 (n)	3,100,033	3,117,939
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.463%, (LIBOR-3mo. + 1.16%) 10/15/2026 (n)	4,414,000	4,439,398
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,735,000	1,747,673
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,476,942
Fortress Credit BSL Ltd., 2013-1A, “A”, CLO, FLR, 2.486%, (U.S. LIBOR-3mo. + 1.18%) 1/19/2025 (n)	1,222,988	1,223,759
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	599,880	608,561
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,351,942
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	2,128,142	2,184,070
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FLR, 2.464%, (U.S. LIBOR-3mo. + 1.15%) 4/25/2025 (n)	2,721,153	2,733,165
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,035,360
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,305,832

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	$819,943	$841,604
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,516,986
Morgan Stanley Capital I, Inc., 1.282%, 11/15/2030 (i)(n)	1,414,703	82
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.103%, (U.S. LIBOR-3mo. + 1.8%) 4/18/2025 (n)	4,534,203	4,556,851
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,127,129	1,064,669
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,467,266

		$66,827,840

Automotive – 0.2%
General Motors Co., 5.15%, 4/01/2038	$715,000	$733,083
General Motors Co., 6.75%, 4/01/2046	1,124,000	1,353,974
General Motors Financial Co., Inc., 3.2%, 7/06/2021	2,353,000	2,394,360
Lear Corp., 3.8%, 9/15/2027	1,226,000	1,221,346

		$5,702,763

Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$1,029,000	$1,031,289
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	903,000	920,299
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,473,686
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,701,688
Raymond James Financial, 4.95%, 7/15/2046	2,325,000	2,500,367

		$8,627,329

Business Services – 0.0%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$652,150

Cable TV – 0.3%
Comcast Corp., 4.6%, 8/15/2045	$2,249,000	$2,474,291
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	941,000	926,098
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	389,000	385,771
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,855,000	3,880,713

		$7,666,873

Chemicals – 0.0%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$1,260,385

Computer Software – 0.2%
Microsoft Corp., 4.25%, 2/06/2047	$4,505,000	$4,980,642

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,585,926
Apple, Inc., 3.35%, 2/09/2027	2,239,000	2,305,243
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,312,658

		$7,203,827

Conglomerates – 0.1%
General Electric Capital Corp. , 1.92% to 10/10/2017, FLR to 12/09/2019	$1,939,000	$1,961,290

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$2,769,000	$2,909,117
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,621,617

		$6,530,734

Consumer Services – 0.2%
Priceline Group, Inc., 2.75%, 3/15/2023	$1,758,000	$1,756,211
Visa, Inc., 3.15%, 12/14/2025	3,594,000	3,682,076

		$5,438,287

Emerging Market Quasi-Sovereign – 0.2%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$2,591,000	$2,615,977
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	1,893,000	1,895,650

		$4,511,627

Emerging Market Sovereign – 0.1%
United Mexican States, 4.75%, 3/08/2044	$2,089,000	$2,152,715

Energy – Integrated – 0.0%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,128,378

Financial Institutions – 0.1%
GE Capital International Funding Co., 3.373%, 11/15/2025	$1,258,000	$1,301,076

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$3,600,000	$5,550,973
Danone S.A., 2.947%, 11/02/2026 (n)	3,438,000	3,336,526
Kraft Heinz Foods Co., 3%, 6/01/2026	2,630,000	2,519,256
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	760,778

		$12,167,533

Food & Drug Stores – 0.1%
CVS Health Corp., 3.875%, 7/20/2025	$3,328,000	$3,471,146

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,588,837
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,782,273

		$8,371,110

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,175,182
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,598,214
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,541,459

		$6,314,855

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$4,805,878
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,392,101

		$11,197,979

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$4,064,013

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,555,359

Major Banks – 2.0%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,564,050
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,123,199
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,120,826
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,427,837
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,469,000
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	3,359,000	3,431,771
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 11/22/2065	1,468,000	1,535,381
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,925,313
JPMorgan Chase & Co., 6.3%, 4/23/2019	3,410,000	3,638,730
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	3,438,000	3,537,957
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,336,279
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,391,774
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,271,443
Morgan Stanley, 3.625%, 1/20/2027	3,421,000	3,467,471
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,497,582
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,661,566
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,529,000	2,652,937

		$54,053,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,605,000	$1,624,270
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	675,513
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,676,870
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	802,000	826,072
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	161,812
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,377,040
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	3,300,000	3,264,418
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,528,014

		$12,134,009

Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,511,980
Medtronic, Inc., 4.375%, 3/15/2035	2,886,000	3,176,893
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,798,548

		$9,487,421

Metals & Mining – 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$2,067,000	$2,151,850
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,445,000	1,453,748
Southern Copper Corp., 5.875%, 4/23/2045	2,191,000	2,495,287

		$6,100,885

Midstream – 0.7%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,928,741
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	288,070
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,169,290
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,419,055
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,280,081
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,643,965
Phillips 66 Partners LP, 4.9%, 10/01/2046	2,027,000	2,028,770
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	3,392,000	3,617,839

		$18,375,811

Mortgage-Backed – 10.6%
Fannie Mae, 2.28%, 11/01/2026	$494,814	$477,058
Fannie Mae, 6%, 10/01/2017 - 7/01/2037	7,200,625	8,159,192

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	$14,078,646	$15,674,245
Fannie Mae, 3.8%, 2/01/2018	301,953	301,667
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	6,015,166	6,597,523
Fannie Mae, 4.5%, 4/01/2018 - 6/01/2044	14,230,843	15,390,391
Fannie Mae, 2.578%, 9/25/2018	1,546,443	1,547,224
Fannie Mae, 4.6%, 9/01/2019	467,917	489,531
Fannie Mae, 2.59%, 5/01/2023	465,216	472,331
Fannie Mae, 2.7%, 7/01/2025	367,000	366,881
Fannie Mae, 3.43%, 6/01/2026	589,074	622,437
Fannie Mae, 2.683%, 12/25/2026	1,585,000	1,552,356
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,286,716	2,577,715
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	10,652,682	10,809,575
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	39,374,525	41,615,032
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	38,988,569	40,326,082
Fannie Mae, TBA, 3.5%, 10/12/2047	2,280,000	2,350,448
Fannie Mae, TBA, 4%, 10/12/2047	12,092,200	12,731,764
Freddie Mac, 5%, 12/01/2017 - 7/01/2039	3,349,812	3,651,181
Freddie Mac, 3.154%, 2/25/2018	373,040	373,654
Freddie Mac, 4.5%, 5/01/2018 - 5/01/2042	3,336,658	3,568,472
Freddie Mac, 2.412%, 8/25/2018	1,765,986	1,771,689
Freddie Mac, 5.5%, 1/01/2019 - 2/01/2037	2,250,464	2,502,510
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,477,673
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	2,898,178	3,267,737
Freddie Mac, 2.456%, 8/25/2019	500,000	504,602
Freddie Mac, 1.869%, 11/25/2019	1,261,230	1,260,778
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,520,133
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,080,674
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,516,526
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,216,071
Freddie Mac, 3.32%, 2/25/2023	618,000	647,672
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,584,985
Freddie Mac, 3.06%, 7/25/2023	685,000	708,370
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,694,466
Freddie Mac, 1.018%, 4/25/2024 (i)	6,162,919	294,732
Freddie Mac, 0.507%, 7/25/2024 (i)	14,179,000	466,914
Freddie Mac, 0.618%, 7/25/2024 (i)	5,237,000	182,667
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,354,369
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,570,279
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,784,311
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,584,009
Freddie Mac, 3.3%, 10/25/2026	957,000	992,578
Freddie Mac, 3.224%, 3/25/2027	979,000	1,009,400
Freddie Mac, 0.772%, 6/25/2027 (i)	13,682,000	763,319
Freddie Mac, 0.891%, 6/25/2027 (i)	4,749,436	291,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 0.579%, 7/25/2027 (i)	$12,151,000	$590,782
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,486,710	1,670,694
Freddie Mac, 4%, 11/01/2040 - 4/01/2044	9,113,055	9,627,907
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	27,214,558	28,164,865
Freddie Mac, 3%, 3/01/2043 - 11/01/2046	18,894,636	19,049,300
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,924,371	3,334,876
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,824,197	2,049,595
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	4,469,551	4,829,374
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	599,350	659,562
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	4,837,136	5,133,911
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	6,831,629	7,139,104
Ginnie Mae, 0.658%, 2/16/2059 (i)	7,752,981	521,853

		$291,474,232

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,589,973
AT&T, Inc., 3.4%, 8/14/2024	4,133,000	4,139,436
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,530,118
AT&T, Inc., 5.45%, 3/01/2047	2,695,000	2,850,800

		$12,110,327

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,701,721
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,864,392

		$5,566,113

Other Banks & Diversified Financials – 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,234,030
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,309,050
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,466,298
Citizens Bank N.A., 2.25%, 3/02/2020	877,000	878,160
Groupe BPCE S.A.,12.5% to 9/30/2019, FLR to 8/29/2049 (n)	3,106,000	3,688,375

		$13,575,913

Pharmaceuticals – 0.5%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,429,000	$1,484,030
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,577,063
Gilead Sciences, Inc., 3.7%, 4/01/2024	915,000	966,362
Gilead Sciences, Inc., 3.5%, 2/01/2025	5,767,000	6,005,784
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	4,529,000	4,464,768

		$14,498,007

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – 0.4%
American Tower Trust I, REIT, 3.07%, 3/15/2048 (n)	$3,560,000	$3,569,514
Crown Castle International Corp., 3.65%, 9/01/2027	2,025,000	2,023,887
Crown Castle Towers LLC, 6.113%, 1/15/2040 (n)	2,493,000	2,663,734
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	1,270,000	1,345,276

		$9,602,411

Tobacco – 0.3%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$2,518,000	$2,556,218
Reynolds American, Inc., 5.85%, 8/15/2045	3,893,000	4,763,478

		$7,319,696

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,546,166

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$3,256	$3,375
Small Business Administration, 4.77%, 4/01/2024	234,802	245,495
Small Business Administration, 5.18%, 5/01/2024	358,830	377,876
Small Business Administration, 5.52%, 6/01/2024	17,540	18,566
Small Business Administration, 4.99%, 9/01/2024	331,690	348,892
Small Business Administration, 4.95%, 3/01/2025	9,834	10,363
Small Business Administration, 5.11%, 8/01/2025	1,036,520	1,092,968

		$2,097,535

U.S. Treasury Obligations – 13.4%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$900,926
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,000,812
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,500,162
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	769,250
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,547,406
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,199,176
U.S. Treasury Bonds, 4.5%, 8/15/2039	13,795,600	17,836,741
U.S. Treasury Bonds, 2.875%, 5/15/2043	44,933,700	45,291,765
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	9,137,233
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,402,013
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	66,876,948
U.S. Treasury Notes, 2.75%, 2/15/2019	37,279,000	37,950,313
U.S. Treasury Notes, 3.125%, 5/15/2019	33,754,000	34,666,413
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,855,059
U.S. Treasury Notes, 1.625%, 6/30/2019	51,423,000	51,569,636
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	26,515,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$17,180,000	$18,016,854
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	31,922,313
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,554,605
U.S. Treasury Notes, 3%, 11/15/2045	3,638,000	3,742,166

		$367,254,897

Utilities – Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,033,867
Duke Energy Corp., 2.65%, 9/01/2026	397,000	379,656
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,581,000	1,673,338
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,457,081
MidAmerican Funding LLC, 6.927%, 3/01/2029	903,000	1,187,801
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,366,842
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	976,574
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,027,011
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,967,146
Southern Co., 3.25%, 7/01/2026	3,913,000	3,868,141

		$23,937,457

Total Bonds		$1,031,353,689

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS – 0.1%
Automotive – 0.1%
Hyundai Motor Co. Ltd.	16,111	$1,441,810

CONVERTIBLE PREFERRED STOCKS – 0.5%
Pharmaceuticals – 0.4%
Allergan PLC, 5.5%	16,198	$11,951,208

Utilities – Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	21,572	$1,192,500
NextEra Energy, Inc., 6.371%	24,936	1,653,506

		$2,846,006

Total Convertible Preferred Stocks		$14,797,214

INVESTMENT COMPANIES (h) – 1.7%

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 1.11% (v)	45,249,516	$45,249,516

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(7,956,309)

Net Assets – 100.0%		$2,740,336,015

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $45,249,516 and $2,703,042,808, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $83,927,254 representing 3.1% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$2,065,660	$1,786,793
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	15,994	1,495
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.234%, (U.S. LIBOR-1mo. + 1%), 6/15/2028	6/14/16	2,899,615	2,917,448
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,582,963	2,615,977
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,531,089	2,661,566
Total Restricted Securities			$9,983,279
% of Net assets			0.4%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,671,689,119	$—	$—	$1,671,689,119
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	370,740,049	—	370,740,049
Non-U.S. Soverign Debt	—	17,862,321	—	17,862,321
Municipal Bonds	—	5,555,359	—	5,555,359
U.S. Corporate Bonds	—	223,658,820	—	223,658,820
Residential Mortgage-Backed Securities	—	293,148,956	—	293,148,956
Comercial Mortgage-Backed Securities	—	36,223,837	—	36,223,837
Asset-Backed Securities (including CDOs)	—	28,929,278	—	28,929,278
Foreign Bonds	—	55,235,069	—	55,235,069
Mutual Funds	45,249,516	—	—	45,249,516
Total	$1,716,938,635	$1,031,353,689	$—	$2,748,292,324

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $61,776,328 were considered level 2 investments at the beginning of the period.. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		51,630,973	228,867,767	(235,249,224)	45,249,516

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(7,414)	$2,353	$—	$298,120	$45,249,516

QUARTERLY REPORT
September 30, 2017
MFS®  Utilities Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.5%
Cable TV – 4.3%
Altice USA, Inc. (a)	876,262	$ 23,930,715
Comcast Corp., “A”	871,032	33,517,311
NOS, SGPS, S.A.	1,886,510	11,683,455
		$ 69,131,481
Energy - Independent – 1.7%
Enable Midstream Partners LP	246,835	$ 3,944,423
Targa Resources Corp.	265,981	12,580,901
Western Gas Equity Partners LP	249,126	10,259,009
		$ 26,784,333
Natural Gas - Distribution – 4.6%
China Resources Gas Group Ltd.	5,178,000	$ 18,029,802
Sempra Energy	494,020	56,382,503
		$ 74,412,305
Natural Gas - Pipeline – 15.1%
Cheniere Energy, Inc. (a)	499,713	$ 22,507,074
Enbridge, Inc.	743,222	31,045,266
Energy Transfer Partners LP	1,543,053	28,222,439
Enterprise Products Partners LP	1,416,759	36,934,907
EQT GP Holdings LP	141,331	4,092,946
EQT Midstream Partners LP	302,921	22,709,987
Kinder Morgan, Inc.	513,597	9,850,790
Plains All American Pipeline LP	172,644	3,658,326
Plains GP Holdings LP	572,939	12,530,176
SemGroup Corp., “A”	195,865	5,631,119
Shell Midstream Partners, LP	257,930	7,180,771
Tallgrass Energy GP LP	369,859	10,448,517
TransCanada Corp.	474,820	23,467,962
Williams Cos., Inc.	414,394	12,435,964
Williams Partners LP	339,455	13,204,800
		$ 243,921,044
Telecommunications - Wireless – 6.0%
Advanced Info Service PLC	1,862,600	$ 10,667,364
American Tower Corp., REIT	247,546	33,834,587
Cellnex Telecom S.A.U.	777,344	17,786,868
KDDI Corp.	360,300	9,500,201
Millicom International Cellular S.A.	40,018	2,640,876
Mobile TeleSystems PJSC, ADR	1,339,663	13,986,082
Vodafone Group PLC	2,804,547	7,846,894
		$ 96,262,872
Telephone Services – 8.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	2,760,316	$ 3,944,313
Com Hem Holding AB	2,869,002	41,001,342
France Telecom S.A.	851,581	13,949,867
Hellenic Telecommunications Organization S.A.	997,221	12,057,240
PT XL Axiata Tbk (a)	30,313,000	8,417,152
Royal KPN N.V.	5,543,110	19,031,828
TDC A.S.	2,104,956	12,333,028
Telefonica Brasil S.A., ADR	296,022	4,688,988
Telesites S.A.B. de C.V. (a)	4,378,400	3,361,342
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telus Corp.	334,119	$ 12,017,841
		$ 130,802,941
Utilities - Electric Power – 52.1%
AES Corp.	2,153,559	$ 23,732,220
Alupar Investimento S.A., IEU	342,400	2,030,302
Ameren Corp.	219,617	12,702,647
American Electric Power Co., Inc.	572,030	40,179,387
Avangrid, Inc.	318,785	15,116,785
Calpine Corp. (a)	2,425,600	35,777,600
China Longyuan Power Group	12,541,000	9,343,620
Covanta Holding Corp. (l)	666,458	9,896,901
DTE Energy Co.	72,574	7,791,545
Duke Energy Corp.	335,099	28,121,508
Dynegy, Inc.	69,050	4,652,589
Dynegy, Inc. (a)	1,760,654	17,236,803
Edison International	248,067	19,143,330
EDP Renovaveis S.A.	7,952,436	67,672,707
Emera, Inc.	240,845	9,122,288
Enel S.p.A.	9,097,878	54,785,442
Engie Brasil Energia S.A.	735,200	8,414,821
Exelon Corp.	2,766,405	104,210,478
FirstEnergy Corp.	53,499	1,649,374
Great Plains Energy, Inc.	327,654	9,927,916
Iberdrola S.A.	3,293,846	25,584,782
Innogy SE	224,451	9,989,070
National Grid PLC	262,882	3,257,012
NextEra Energy Partners LP	536,322	21,608,413
NextEra Energy, Inc.	416,742	61,073,540
NRG Energy, Inc.	1,389,318	35,552,648
NRG Yield, Inc., “A”	653,785	12,402,302
NRG Yield, Inc., “C”	497,256	9,597,041
NTPC Ltd.	3,392,052	8,695,639
PG&E Corp.	645,637	43,961,423
PPL Corp.	1,659,824	62,990,321
Public Service Enterprise Group, Inc.	384,080	17,763,700
RWE AG	202,202	4,593,246
Southern Co.	410,948	20,193,985
SSE PLC	1,100,876	20,608,169
Westar Energy, Inc.	16,088	797,965
		$ 840,177,519
Utilities - Water – 1.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,180,500	$ 12,404,540
SUEZ Environnement	782,596	14,285,861
		$ 26,690,401
Total Common Stocks		$1,508,182,896
Convertible Preferred Stocks – 4.4%
Energy - Independent – 0.7%
Western Gas Equity Partners LP(l), 7.5%	300,717	$ 11,953,501
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.5%	79,918	$ 9,756,390

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Telephone Services – 0.2%
Frontier Communications Corp., 11.125%	158,205	$ 3,043,864
Utilities - Electric Power – 2.9%
Dominion Energy, Inc., 6.75%	240,252	$ 12,192,789
Dynegy, Inc., 7%	220,739	7,317,498
NextEra Energy, Inc., 6.123%	326,102	18,026,918
NextEra Energy, Inc., 6.371%	131,422	8,714,593
		$ 46,251,798
Total Convertible Preferred Stocks (Identified Cost, $89,462,353)		$ 71,005,553
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	33,865,359	$ 33,865,359
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	4,726,669	$ 4,726,669
Other Assets, Less Liabilities – (0.3)%		(4,918,779)
Net Assets – 100.0%		$1,612,861,698

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,865,359 and $1,583,915,118, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/17
Forward Foreign Currency Exchange Contracts at 9/30/17
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	56,826	USD	67,018	Goldman Sachs International	10/13/2017	$180
USD	4,559,343	EUR	3,852,944	BNP Paribas S.A.	10/13/2017	3,091
USD	124,262	CAD	151,331	Brown Brothers Harriman	10/13/2017	2,969
USD	418,943	CAD	518,341	Citibank N.A.	10/13/2017	3,487
USD	2,058,383	CAD	2,507,007	Deutsche Bank AG	10/13/2017	48,991
USD	4,203,715	EUR	3,552,682	Deutsche Bank AG	10/13/2017	2,534
USD	453,292	CAD	560,027	Goldman Sachs International	10/13/2017	4,425
USD	1,976,139	EUR	1,650,000	Goldman Sachs International	10/13/2017	24,952
USD	245,445	CAD	304,006	JPMorgan Chase Bank N.A.	10/13/2017	1,782
USD	74,204,993	EUR	62,705,707	JPMorgan Chase Bank N.A.	10/13/2017	53,132
USD	545,272	CAD	664,296	Morgan Stanley Capital Services, Inc.	10/13/2017	12,833
USD	7,571,551	EUR	6,396,903	Morgan Stanley Capital Services, Inc.	10/13/2017	6,973
USD	2,386,458	CAD	2,953,588	State Street Bank and Trust Company	10/13/2017	19,128
						$184,477
Liability Derivatives
CAD	4,583,000	USD	3,723,800	JPMorgan Chase Bank N.A.	10/13/2017	$ (50,480)
2

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/17
Forward Foreign Currency Exchange Contracts at 9/30/17 − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,834,060	USD	2,204,182	BNP Paribas S.A.	10/13/2017	$(35,337)
EUR	2,185,797	USD	2,594,635	Citibank N.A.	10/13/2017	(9,848)
EUR	776,495	USD	925,746	Deutsche Bank AG	10/13/2017	(7,511)
EUR	722,366	USD	868,790	Goldman Sachs International	10/13/2017	(14,566)
EUR	7,275,867	USD	8,625,786	JPMorgan Chase Bank N.A.	10/13/2017	(21,799)
EUR	1,563,991	USD	1,862,889	Morgan Stanley Capital Services, Inc.	10/13/2017	(13,410)
GBP	1,071,000	USD	1,448,090	Citibank N.A.	10/13/2017	(12,470)
GBP	1,071,000	USD	1,455,328	Goldman Sachs International	10/13/2017	(19,708)
USD	173,767	CAD	216,853	Deutsche Bank AG	10/13/2017	(43)
USD	1,625,730	CAD	2,035,453	Goldman Sachs International	10/13/2017	(5,706)
USD	39,321,993	CAD	49,842,985	Merrill Lynch International	10/13/2017	(627,654)
USD	825,884	CAD	1,035,661	Morgan Stanley Capital Services, Inc.	10/13/2017	(4,209)
USD	5,704	EUR	4,830	BNP Paribas S.A.	10/13/2017	(8)
USD	6,427,950	EUR	5,436,069	JPMorgan Chase Bank N.A.	10/13/2017	(405)
USD	67,569,693	EUR	58,647,884	Morgan Stanley Capital Services, Inc.	10/19/2017	(1,805,618)
USD	1,067,807	GBP	825,319	Citibank N.A.	10/13/2017	(38,490)
USD	19,413,425	GBP	14,869,693	Deutsche Bank AG	10/13/2017	(518,626)
USD	649,285	GBP	504,897	HSBC Bank	10/13/2017	(27,503)
USD	539,036	GBP	420,678	Morgan Stanley Capital Services, Inc.	10/13/2017	(24,861)
						$(3,238,252)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,050,943,239	$—	$—	$1,050,943,239
Portugal	79,356,162	—	—	79,356,162
Canada	75,653,357	—	—	75,653,357
Italy	54,785,443	—	—	54,785,443
Sweden	43,642,218	—	—	43,642,218
Spain	43,371,649	—	—	43,371,649
United Kingdom	31,712,075	—	—	31,712,075
France	28,235,727	—	—	28,235,727
Brazil	27,538,652	—	—	27,538,652
Other Countries	133,282,563	10,667,364	—	143,949,927
Mutual Funds	38,592,028	—	—	38,592,028
Total	$1,607,113,113	$10,667,364	—	$1,617,780,477
4

Supplemental Information (unaudited) – continued
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts - Assets	$—	$184,477	$—	$184,477
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,238,252)	—	(3,238,252)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $160,546,501 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,959,910	187,832,659	(227,927,210)	33,865,359
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,624)	$947	$—	$266,031	$33,865,359
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
United States	67.3%
Portugal	4.9%
Canada	4.7%
Italy	3.4%
Spain	2.7%
Sweden	2.7%
United Kingdom	2.0%
Brazil	1.7%
France	1.7%
Other Countries	8.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
5

QUARTERLY REPORT
September 30, 2017
MFS®  Value Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 5.1%
Honeywell International, Inc.	309,355	$ 43,847,978
Lockheed Martin Corp.	55,935	17,356,071
Northrop Grumman Corp.	114,841	33,042,052
United Technologies Corp.	224,482	26,057,871
		$ 120,303,972
Alcoholic Beverages – 1.1%
Diageo PLC	800,688	$ 26,318,763
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	429,135	$ 10,573,886
Automotive – 1.3%
Delphi Automotive PLC	273,683	$ 26,930,407
Harley-Davidson, Inc.	77,255	3,724,464
		$ 30,654,871
Broadcasting – 1.9%
Interpublic Group of Companies, Inc.	695,221	$ 14,453,644
Omnicom Group, Inc.	391,826	29,022,552
		$ 43,476,196
Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	52,901	$ 23,651,508
Franklin Resources, Inc.	211,223	9,401,536
NASDAQ, Inc.	300,672	23,323,127
T. Rowe Price Group, Inc.	112,180	10,169,117
		$ 66,545,288
Business Services – 5.8%
Accenture PLC, “A”	486,131	$ 65,661,714
Amdocs Ltd.	89,586	5,762,172
Cognizant Technology Solutions Corp., “A”	141,386	10,256,140
DXC Technology Co.	84,433	7,251,106
Equifax, Inc.	98,240	10,412,458
Fidelity National Information Services, Inc.	262,153	24,482,469
Fiserv, Inc. (a)	90,246	11,638,124
		$ 135,464,183
Cable TV – 1.4%
Comcast Corp., “A”	823,067	$ 31,671,618
Chemicals – 4.7%
3M Co.	226,321	$ 47,504,778
DowDuPont, Inc.	142,653	9,875,867
Monsanto Co.	76,440	9,159,041
PPG Industries, Inc.	408,148	44,349,362
		$ 110,889,048
Computer Software - Systems – 0.6%
International Business Machines Corp.	91,276	$ 13,242,322
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.4%
Sherwin-Williams Co.	52,324	$ 18,734,085
Stanley Black & Decker, Inc.	92,632	13,984,653
		$ 32,718,738
Consumer Products – 1.5%
Coty, Inc., “A”	491,476	$ 8,124,098
Newell Brands, Inc.	115,716	4,937,602
Procter & Gamble Co.	130,170	11,842,867
Reckitt Benckiser Group PLC	102,854	9,389,969
		$ 34,294,536
Containers – 0.5%
Crown Holdings, Inc. (a)	188,874	$ 11,279,555
Electrical Equipment – 2.2%
HD Supply Holdings, Inc. (a)	119,062	$ 4,294,566
Johnson Controls International PLC	1,164,796	46,929,631
		$ 51,224,197
Electronics – 1.3%
Texas Instruments, Inc.	336,162	$ 30,133,562
Energy - Independent – 1.7%
EOG Resources, Inc.	243,443	$ 23,550,676
Occidental Petroleum Corp.	256,794	16,488,743
		$ 40,039,419
Energy - Integrated – 1.8%
Chevron Corp.	179,101	$ 21,044,367
Exxon Mobil Corp.	259,007	21,233,394
		$ 42,277,761
Entertainment – 0.3%
Time Warner, Inc.	68,661	$ 7,034,320
Food & Beverages – 4.5%
Archer Daniels Midland Co.	193,563	$ 8,228,363
Danone S.A.	141,406	11,092,272
General Mills, Inc.	485,603	25,134,811
J.M. Smucker Co.	78,455	8,232,283
Nestle S.A.	461,926	38,686,631
PepsiCo, Inc.	117,407	13,082,662
		$ 104,457,022
Food & Drug Stores – 1.6%
CVS Health Corp.	453,457	$ 36,875,123
Health Maintenance Organizations – 0.8%
Cigna Corp.	79,211	$ 14,807,704
UnitedHealth Group, Inc.	19,420	3,803,407
		$ 18,611,111
Insurance – 7.7%
Aon PLC	310,488	$ 45,362,297
Chubb Ltd.	321,593	45,843,082
MetLife, Inc.	601,166	31,230,574
Prudential Financial, Inc.	133,103	14,151,511

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Travelers Cos., Inc.	353,184	$ 43,272,103
		$ 179,859,567
Machinery & Tools – 2.4%
Eaton Corp. PLC	300,118	$ 23,046,061
Illinois Tool Works, Inc.	139,112	20,583,012
Ingersoll-Rand Co. Ltd., “A”	152,338	13,583,979
		$ 57,213,052
Major Banks – 14.0%
Bank of New York Mellon Corp.	512,872	$ 27,192,473
Goldman Sachs Group, Inc.	243,457	57,745,566
JPMorgan Chase & Co.	1,161,525	110,937,253
PNC Financial Services Group, Inc.	255,630	34,451,255
State Street Corp.	234,440	22,398,398
Wells Fargo & Co.	1,354,696	74,711,484
		$ 327,436,429
Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	177,924	$ 11,266,148
McKesson Corp.	100,376	15,418,757
		$ 26,684,905
Medical Equipment – 6.4%
Abbott Laboratories	701,631	$ 37,439,030
Danaher Corp.	324,961	27,875,155
Medtronic PLC	677,609	52,697,652
Thermo Fisher Scientific, Inc.	163,212	30,879,710
		$ 148,891,547
Oil Services – 1.8%
Schlumberger Ltd.	610,074	$ 42,558,762
Other Banks & Diversified Financials – 5.7%
American Express Co.	267,190	$ 24,170,008
Citigroup, Inc.	776,549	56,486,174
U.S. Bancorp	978,143	52,418,683
		$ 133,074,865
Pharmaceuticals – 7.1%
Johnson & Johnson	626,969	$ 81,512,240
Merck & Co., Inc.	339,918	21,764,950
Novartis AG	69,221	5,925,978
Pfizer, Inc.	1,457,860	52,045,602
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	19,676	$ 5,022,881
		$ 166,271,651
Printing & Publishing – 0.8%
Moody's Corp.	118,019	$ 16,429,425
S&P Global, Inc.	22,486	3,514,787
		$ 19,944,212
Railroad & Shipping – 1.4%
Canadian National Railway Co.	167,714	$ 13,895,105
Union Pacific Corp.	154,577	17,926,295
		$ 31,821,400
Real Estate – 0.4%
Public Storage, Inc., REIT	43,249	$ 9,254,854
Specialty Stores – 0.2%
Advance Auto Parts, Inc.	41,714	$ 4,138,029
Telephone Services – 0.8%
Verizon Communications, Inc.	378,060	$ 18,710,189
Tobacco – 3.8%
Altria Group, Inc.	154,467	$ 9,796,297
Philip Morris International, Inc.	719,302	79,849,715
		$ 89,646,012
Trucking – 1.1%
United Parcel Service, Inc., “B”	218,759	$ 26,270,768
Utilities - Electric Power – 1.8%
Duke Energy Corp.	381,158	$ 31,986,780
Xcel Energy, Inc.	208,538	9,868,018
		$ 41,854,798
Total Common Stocks		$2,321,716,531
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	25,480,209	$ 25,480,209
Other Assets, Less Liabilities – (0.3)%		(6,922,509)
Net Assets – 100.0%		$2,340,274,231

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,480,209 and $2,321,716,531, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,321,716,531	$—	$—	$2,321,716,531
Mutual Funds	25,480,209	—	—	25,480,209
Total	$2,347,196,740	$—	$—	$2,347,196,740
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $42,433,916 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,388,614	206,126,093	(190,034,498)	25,480,209
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(141)	$—	$—	$111,253	$25,480,209
4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2017

*	Print name and title of each signing officer under his or her signature.